As filed with the Securities and Exchange Commission on February 26, 2009 1933 Act File No. 2-27962 1940 Act File No. 811-1545

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933  ☐
POST-EFFECTIVE AMENDMENT NO. 92 ☒

REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940  ☐
AMENDMENT NO. 79 ☒

EATON VANCE SPECIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)	☒ on May 1, 2009 pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐ This post effective amendment designates a new effective date for a previously filed post-effective amendment.
Small-Cap Portfolio has also executed this Registration Statement.

^
Eaton Vance Balanced Fund
A diversified fund seeking current income and long-term capital growth

Eaton Vance Dividend Builder Fund
A diversified fund seeking total return
^
Eaton Vance Large-Cap Growth Fund
A diversified fund seeking total return

Eaton Vance Large-Cap Value Fund
A diversified fund seeking total return

Eaton Vance Small-Cap ^Fund
A diversified fund seeking long-term capital appreciation

Eaton Vance Small-Cap Value Fund
A diversified fund seeking long-term total return

Eaton Vance Special Equities Fund
A diversified fund seeking growth of capital

Prospectus Dated ^May 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Table of Contents

Fund Summaries	3
Performance Information	5
Balanced Fund	5
Dividend Builder Fund	6
Large-Cap Growth Fund	7
Large-Cap Value Fund	8
Small-Cap ^Fund	9
Small-Cap Value Fund	10
Special Equities Fund	11
Fund Fees and Expenses	12
Investment Objectives & Principal Policies and Risks	17
Management and Organization	22
Valuing Shares	24
Purchasing Shares	25
Sales Charges	28
Redeeming Shares	30
Shareholder Account Features	^31
Tax Information	^33
Financial Highlights	^35
Balanced Fund	^35
Dividend Builder Fund	^37
Large-Cap Growth Fund	^39
Large-Cap Value Fund	^40
Small-Cap ^Fund	^43
Small-Cap Value Fund	^44
Special Equities Fund	^45

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Fund Summaries

This page summarizes the investment objective and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies

Eaton Vance Balanced Fund. Balanced Fund’s investment objective is to provide current income and long-term growth of capital. The Fund allocates its assets between common stocks and fixed-income securities. The Fund usually invests between 50% and 75% of its net assets in equity securities and between 25% and 50% of its net assets in fixed-income securities (primarily corporate bonds, U.S. Government securities, mortgage-backed and asset-backed securities, and short-term investments). Fixed-income securities may be of any investment quality, but investment in securities rated below investment grade will be limited to not more than 15% of total assets. Balanced Fund currently pursues its objective by investing its assets in three diversified investment portfolios that invest primarily in growth stocks, large-cap value stocks and investment grade fixed-income securities.

Eaton Vance Dividend Builder Fund. Dividend Builder Fund’s investment objective is to seek total return. The amount of income versus capital growth contributing to the Fund’s total return will vary. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Fund will concentrate its investments (invest at least 25% of its assets) in equity securities of utilities companies, including (among others) producers and distributors of gas power and electric energy, and communications service providers. The Fund may also invest up to 20% of its net assets in fixed-income securities (including up to 10% of its net assets in lower rated fixed-income securities).

Eaton Vance Large-Cap Growth Fund. Large-Cap Growth Fund’s investment objective is to seek total return. The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. Under normal market conditions, the Fund invests at least 80% of its net assets in large-cap companies. The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.

Eaton Vance Large-Cap Value Fund. Large-Cap Value Fund’s investment objective is to seek total return. Under normal market conditions, the Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund primarily invests in dividend-paying stocks. If Fund (and class) expenses exceed income, Fund shareholders will not receive income distributions. The Fund may invest in convertible debt securities (including securities rated below investment grade). The Fund may also invest in real estate investment trusts for income.

Eaton Vance Small-Cap Fund (formerly Eaton Vance Small-Cap Growth Fund). Small-Cap ^Fund’s investment objective is to seek long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the ^long term that exceeds the average of all ^publicly-traded companies in the United States. The portfolio manager generally considers small-cap companies to be ^companies ^having a market ^capitalization that falls (i) within or below the range of companies ^in either the current^S&P SmallCap 600 Index or the Russell 2000 Index^, or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies.

Eaton Vance Small-Cap Value Fund. Small-Cap Value Fund’s investment objective is to seek long-term total return. The Fund invests in a diversified portfolio of value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the portfolio managers, are inexpensive or undervalued relative to the overall stock market. The portfolio managers generally consider small-cap companies to be those companies with market capitalizations comparable to those of companies included in the S&P SmallCap 600 Index. The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies.

Eaton Vance Special Equities Fund. Special Equities Fund’s investment objective is to provide growth of capital. The Fund invests primarily in common stocks of emerging growth companies. Emerging growth companies are companies that the investment adviser expects to achieve earnings growth over the long term that exceeds the average of all publicly traded companies in the United States. Many emerging growth companies acquired by the Fund have market capitalizations comparable to those of companies included in the S&P SmallCap 600 Index, but the Fund may also invest in larger or

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smaller companies that the investment adviser believes have emerging growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities.

Common Practices. Each Fund may invest up to 25% (up to 35% for Dividend Builder Fund) of its total assets in foreign securities. Each Fund may at times engage in derivatives transactions (such as futures contracts and options, forward currency exchange contracts, covered short sales and equity swaps) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Each Fund (except Small-Cap Value Fund) currently invests its assets in one or more separate registered investment companies (each a “Portfolio”). Except in the case of Balanced Fund, each Fund that invests in a Portfolio has the same investment objective and policies as that Portfolio.

Principal Risk Factors

The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of a Fund’s shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because each Fund may invest a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements.

Because Balanced Fund, Dividend Builder Fund and Large-Cap Value Fund may invest in fixed-income securities, the value of Fund shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Unscheduled prepayments of mortgage-backed or asset-backed securities held by Balanced Fund may result in a loss of income if the proceeds are invested in lower yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of a default. Fixed-income securities rated below investment grade may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations.

Shares of Small-Cap ^Fund, Small-Cap Value Fund and Special Equities Fund are sensitive to factors affecting small and emerging companies. The securities of such companies are subject to greater price fluctuation and investment risk than securities of more established companies. Some of these companies are in market sectors (such as the technology and health care sectors) that historically have been more volatile than other market sectors.

Value stocks held by Balanced Fund, Large-Cap Value Fund and Small-Cap Value Fund may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. Value stocks may not achieve their expected financial potential.

Dividend Builder Fund concentrates its investments in the utilities industries, so the value of Fund shares will be affected by events that adversely affect those industries. Utility companies are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments (including those associated with nuclear energy). In addition, securities of utility companies in the telecommunications sector and related sectors are volatile and may underperform in a sluggish economy. Because the Fund concentrates its investments, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of industries.

No Fund is a complete investment program and you may lose money by investing. There is no guarantee that a Fund will be able to achieve its investment objective. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

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Eaton Vance Balanced Fund

Performance Information. The following bar chart and table provide information about Balanced Fund’s performance for each calendar year ended December 31, ^2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks, a broad-based index of investment grade fixed-income securities and a diversified index of corporate and U.S. government bonds. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^__________, and the lowest quarterly return was ^_____% for the quarter ended ^__________.^

	One	Five	Ten
Average Annual Total Return as of December 31, ^2008	Year	Years	Years

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	^%	^%	^%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. The S&P 500 Index is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. The ^Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index containing only investment-grade fixed-income securities traded in the ^U.S. ^ ^Investors cannot invest directly in an Index. (Source for S&P 500 ^Index and Barclays Capital U.S. Aggregate Bond ^Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Eaton Vance Dividend Builder Fund

Performance Information. The following bar chart and table provide information about Dividend Builder Fund’s performance for each calendar year ended December 31, ^2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two broad-based indices of certain domestic equity stocks and an index of certain utilities stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^_____________, ^and the lowest quarterly return was ^_____% for the quarter ended ^___________.

	One	Five	Ten
Average Annual Total Return as of December 31, ^2008	Year	Years	Years

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
Class I Return Before Taxes	^%	^%	^%
Russell 1000 Value Index	^%	^%	^%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	^%	^%	^%
S&P 500 Utilities Index (reflects no deductions for fees, expenses or taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class I performance shown above for the period prior to June 20, 2005 is the performance of Class A. The Russell 1000 Value Index is a broad-based unmanaged market index of 1000 U.S. value stocks. The S&P 500 Index is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. The S&P 500 Index is included to provide a comparison to the broader stock market. The S&P 500 Utilities Index ("S&P Utilities Index"), which is not the Fund’s primary benchmark, is an unmanaged index of certain utilities stocks. Investors cannot invest directly in an Index. (Source for Russell 1000 Value Index, S&P 500 Index and S&P Utilities Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Eaton Vance Large-Cap Growth Fund

Performance Information. The following bar chart and table provide information about Large-Cap Growth Fund’s performance for the calendar years ended December 31, ^2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the period from December 31, 2002 to December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^____________, ^and the lowest quarterly return was ^_____% for the quarter ended ^_____________.

	One	Five	Life of
Average Annual Total Return as of December 31, ^2008	Year	Years	Fund

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
Class I Return Before Taxes	^%	^%	^%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A commenced operations on September 9, 2002. Class I performance shown before May 3, 2007 is the performance of Class A. Life of Fund returns are calculated from September 30, 2002. The Russell 1000 Growth Index is a broad-based, unmanaged index of growth stocks. Investors cannot invest directly in an Index. (Source for Russell 1000 Growth Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

7

Eaton Vance Large-Cap Value Fund

Performance Information. The following bar chart and table provide information about Large-Cap Value Fund’s performance for each calendar year ended December 31, ^2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^_____________
-, and the lowest quarterly return was ^____% for the quarter ended ^_____________.

	One	Five	Ten
Average Annual Total Return as of December 31,^ 2008	Year	Years	Years

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
Class I Return Before Taxes	^%	^%	^%
Class R Return Before Taxes	^%	^%	^%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class I shares and Class R shares generally have no sales charge. Class I and R performance shown above for the periods prior to December 28, 2004 and February 18, 2004, respectively, is the performance of Class A. The Russell 1000 Value Index is a broad-based, unmanaged market index of 1000 U.S. value stocks. Investors cannot invest directly in an Index. (Source for Russell 1000 Value Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

8

Eaton Vance Small-Cap ^Fund

Performance Information. The following bar chart and table provide information about Small-Cap ^Fund’s performance for each calendar year ended December 31, ^2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

During the ten years ended December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^________________, and the lowest quarterly total return was ^____% for the quarter ended ^_________. ^

	One	Five	Ten
Average Annual Total Return as of December 31, ^2008	Year	Years	Years

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
Class I Return Before Taxes	^%	^%	^%
S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class ^B, Class C and Class ^I performance shown above for the periods prior to May 7, 2002, May 3, 2002 and ^September 1, ^2008, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. Class A commenced operations on January 2, 1997. The S&P SmallCap 600 Index is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the United States. Investors cannot invest directly in an Index. (Source for S&P SmallCap 600 Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. Due to the Fund’s relatively small size in 1999, its performance for that year benefited significantly from participation in certain initial public offerings. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

9

Eaton Vance Small-Cap Value Fund

Performance Information. The following bar chart and table provide information about Small-Cap Value Fund’s performance for the calendar years ended December 31,^2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of value stocks, common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

During the period from December 31, 2002 through December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^_____, and the lowest quarterly return was ^_____% for the quarter ended ^___________.

	One	Five	Life of
Average Annual Total Return as of December 31,^ 2008	Year	Years	Fund

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A commenced operations on June 28, 2002. Life of Fund returns are calculated from June 30, 2002 for Class A and the Russell 2000 Value Index and July 31, 2002 for Class B and Class C. The Russell 2000 Value Index is a broad-based unmanaged index of value stocks. ^Investors cannot invest directly in an Index. (Source for Russell 2000 Value Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

10

Eaton Vance Special Equities Fund

Performance Information. The following bar chart and table provide information about Special Equities Fund’s performance for each calendar year ended December 31,^ 2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, ^2008, the highest quarterly total return for Class A was ^____% for the quarter ended ^______________, ^and the lowest quarterly return was ^____% for the quarter ended ^_________________.

	One	Five	Ten
Average Annual Total Return as of December 31, ^2008	Year	Years	Years

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The S&P SmallCap 600 Index is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the United States. Investors cannot invest directly in an Index. (Source for S&P SmallCap 600 Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

11

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at
time of purchase or time of redemption)	None	5.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None	None
^

Annual Operating Expenses for Balanced Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees(1)	^%	^%	^%
Distribution and Service (12b-1) Fees	^%	^%	^%
Other Expenses	^%	^%	^%
^
Acquired Fund Fees and Expenses(2)	^%	%	^%
Total Annual Fund Operating Expenses	^%	^%	^%
Fee Reduction(1)	^^% ^	^%^	^^%^
^Net Annual Fund Operating Expenses^	^%	^%	^%

(1)	The maximum administrative services fee rate is 0.10% annually. The administrator has contractually agreed to reduce its administrative services fee to the extent the combined advisory and administrative service fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007. Such contractual fee reduction cannot be terminated or decreased without the consent of the Board of Trustees and shareholders and is intended to continue indefinitely.
(2)	Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.61%. Such fee amount reflects a reduction in the investment advisory fee of Investment Grade Income Portfolio pursuant to a fee reduction agreement effective October 22, 2007.

Annual Operating Expenses for Dividend Builder Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C	Class I

Management Fees	^^%	^^%	^^%	^%
Distribution and Service (12b-1) Fees	^^%	^%	^%	n/a
Other Expenses	^%	^%	^%	^%
Total Annual Fund Operating Expenses	^%	^%	^^%	^^%

Annual Operating Expenses for Large-Cap Growth Fund
(expenses that are deducted from Fund and Portfolio
assets)	Class A	Class B	Class C	Class I

Management Fees	^%	^%	^^%	^^%
Distribution and Service (12b-1) Fees	^%	^%	^%	n/a
Other Expenses	^^%	^%	^%	^%
Acquired Fund Fees and Expenses(1)	^%	^%	^%	^%
Total Annual Fund Operating Expenses	^^%	^%	^%	^%
Advisory Fee Reduction(2)	^^%^	^^%^	^^%^	^%^)
Expense Reimbursement(3)	^^%^	^^%^	^^%^	^%)^
^Net Annual Fund Operating Expenses^	^^%	^^%	^^%	^^^%

(1)	Reflects the Fund’s portion of the fees and expenses allocated to Large-Cap Growth Portfolio in connection with its investment in another investment company (Cash Management Portfolio).
(2)	The investment advisory fee for Large-Cap Growth Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee.
(3)	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class B and C shares and 1.00% for Class I shares. This expense reimbursement will continue through April 30, 2009. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment by the administrator.

12

Annual Operating Expenses for Large-Cap Value Fund
(expenses that are deducted from Fund and Portfolio
assets)	Class A	Class B	Class C	Class I	Class R

Management Fees	^%	^%	^%	^%	^%
Distribution and Service (12b-1) Fees	^%	^%	^%	^%	^%
Other Expenses	^%	^%	^%	^%	^%
Acquired Fund Fees and Expenses(1)	^%	^%	^%	^%	^%
Total Annual Fund Operating Expenses	^%	^%	^%	^%	^%
Advisory Fee Reduction(2)	^^%^	^^%^	^^%^	^^%^	^^%^
^Net Annual Fund Operating Expenses^	^%	^^%	^^%	^^%	^^%

(1)	Reflects the Fund’s portion of the fees and expenses allocated to Large-Cap Value Portfolio in connection with its investment in another investment company (Cash Management Portfolio).
(2)	The investment advisory fee for Large-Cap Value Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee.

^

Annual Operating Expenses for Small-Cap^ Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C	Class I

Management Fees	%	%	%	%
Distribution and Service (12b-1) Fees	%	%	%	%
Other Expenses	%	%	%	%
Acquired Fund Fees and Expenses(1)%		%	%	%
Total Annual Fund Operating Expenses	%	%	%	%
Advisory Fee Reduction(2)%		%	%	%
Expense Reimbursement(3)%		%	%	%
^Net Annual Fund Operating Expenses^	%	%	%	%

(1)	Reflects the Fund’s portion of the fees and expenses allocated to Small-Cap ^Portfolio in connection with its investment in another investment company (Cash Management Portfolio).
(2)	The investment advisory fee for Small-Cap ^Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee.
(3)	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.^65% for Class A ^shares, 2.^25% for Class B and C shares and 1.25% for Class I shares. This expense reimbursement will continue through April 30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment by the administrator. ^

Annual Operating Expenses for Small-Cap Value Fund
(expenses that are deducted from Fund assets)	Class A	Class B	Class C

Management Fees	^^%	^^%	^^%
Distribution and Service (12b-1) Fees	^^%	^%	^%
Other Expenses	^%	^%	^%
Total Annual Fund Operating Expenses	^%	^%	^%
Expense Reimbursement(1)	^^%^	^^%^	^^%^
^Net Fund Operating Expenses^	^%	^%	^%

(1)	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.65% for Class A shares and 2.40% for Class B and Class C shares. This expense reimbursement will continue through April 30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment by the administrator. ^

13

Annual Operating Expenses for Special Equities Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	^%	^%	^%
Distribution and Service (12b-1) Fees	^%	^%	^%
Other Expenses	^%	^%	^%
Acquired Fund Fees and Expenses(1)	^%	^%	^%
Total Annual Fund Operating Expenses	^%	^%	^%
Advisory Fee Reduction(2)	^^%^	^^%^	^^%^
^Net Annual Fund Operating Expenses^	^%	^%	^%

(1)	Reflects the Fund’s portion of the fees and expenses allocated to Special Equities Portfolio in connection with its investment in another investment company (Cash Management Portfolio).
(2)	The investment advisory fee for Special Equities Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee.

14

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above, except that any fee ^reduction or expense reimbursement (excluding Acquired Fund Fees and Expenses reimbursements) is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

			1 Year		3 Years		5 Years		10 Years

Balanced Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
Dividend Builder Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
	Class I shares	$^		$^		$^		$^
Large-Cap Growth Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
	Class I shares	$^		$^		$^		$^
Large-Cap Value Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
	Class I shares	$^		$^		$^		$^
	Class R shares	$^		$^		$^		$^
Small-Cap^ Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
	Class I shares	$^		$^		$^		$^
Small-Cap Value Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
Special Equities Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^

15

You would pay the following expenses if you did not redeem your shares:^

			1 Year		3 Years		5 Years		10 Years

Balanced Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
Dividend Builder Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
	Class I shares	$^		$^		$^		$^
Large-Cap Growth Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
	Class I shares	$^		$^		$^		$^
Large-Cap Value Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
	Class I shares	$^		$^		$^		$^
	Class R shares	$^		$^		$^		$^
Small-Cap^ Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
	Class I shares	$^		$^		$^		$^
Small-Cap Value Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^
Special Equities Fund	Class A shares	$^		$^		$^		$^
	Class B shares*	$^		$^		$^		$^
	Class C shares	$^		$^		$^		$^

*Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

16

Investment Objectives & Principal Policies and Risks

The investment objectives and principal policies and risks of the Funds are set forth below. Each Fund’s investment objective may not be changed by the Trustees without shareholder approval. Most of a Fund’s investment policies may be changed by the Trustees without shareholder approval.

In the case of a Fund or Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the "80% policy"), the policy will not be changed unless Fund shareholders are given at least 60 days’ advance notice of the change. For purposes of the 80% policy, net assets include any assets purchased with borrowings for investment purposes.

Balanced Fund. Balanced Fund’s investment objective is to provide current income and long-term growth of capital. The Fund allocates assets to equity securities by investing in Capital Growth Portfolio and Large-Cap Value Portfolio. Investment in equity securities will generally not exceed 75% nor be less than 25% of the Fund’s net assets. The Fund allocates at least 25% of its net assets to fixed-income securities by investing in Investment Grade Income Portfolio. The investment objective(s) and policies of each Portfolio are described below.

Balanced Fund invests in three Portfolios in accordance with its investment objective and policies. To determine the exact percentage of the Fund’s assets that will be invested from time to time in each Portfolio, the portfolio managers of the Portfolios meet periodically and, taking market and other factors into consideration, agree upon an appropriate allocation. Because breakpoints for the advisory fees paid by the Portfolios differ, there is the potential for a conflict of interest with the investment adviser, in that assets could be allocated to a Portfolio for the reason that it has a higher fee at a particular asset level. However, in making allocation determinations, the portfolio managers are expressly forbidden from considering the fee structures of the Portfolios, and must make their determinations only on the basis of the best interests of the Fund and its shareholders. If the portfolio managers of the Portfolios cannot agree upon an allocation, the Chief Investment Officer of the investment adviser will make the allocation determination. The cost for investment services of making allocation determinations is included in the advisory fee charged by each Portfolio, and there is no additional fee charged to the Fund for such services.

Dividend Builder Fund. Dividend Builder Fund’s investment objective is to seek total return. The Fund currently invests in Dividend Builder Portfolio. The investment objective and policies of Dividend Builder Portfolio are described below.

Large-Cap Growth Fund. Large-Cap Growth Fund’s investment objective is to seek total return. The Fund currently invests in Large-Cap Growth Portfolio. The investment objectives and policies of Large-Cap Growth Portfolio are described below.

Large-Cap Value Fund. Large-Cap Value Fund’s investment objective is to seek total return. The Fund currently invests in Large-Cap Value Portfolio. The investment objective and policies of Large-Cap Value Portfolio are described below.

Small-Cap ^Fund. Small-Cap ^Fund’s investment objective is to seek long-term capital appreciation. The Fund currently invests in Small-Cap Portfolio (formerly Small-Cap Growth Portfolio). The investment objective and policies of Small-Cap ^Portfolio are described below.

Small-Cap Value Fund. Small-Cap Value Fund’s investment objective is to seek long-term total return. Under normal market conditions, the Fund invests primarily in value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the portfolio managers, are inexpensive or undervalued relative to the overall stock market. The portfolio managers generally consider small-cap companies to be those companies with market capitalizations comparable to those of companies included in the S&P SmallCap 600 Index. Normally at least 80% of the Fund’s net assets will be invested in equity securities of small-cap companies. In selecting securities, the portfolio managers seek companies which in their opinion are high in quality. Additional information about the Fund appears under "Common Investment Considerations and Practices" below.

Small-Cap Value Fund’s investment policies include a fundamental investment provision allowing the Fund to invest its assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. Small-Cap Value Fund may initiate investments in one or more investment companies at any time without shareholder approval.

Special Equities Fund. Special Equities Fund’s investment objective is to provide growth of capital. The Fund currently invests in Special Equities Portfolio. The investment objective and policies of Special Equities Portfolio are described below.

17

The Portfolios

Capital Growth Portfolio. Capital Growth Portfolio’s investment objective is to seek growth of capital. The Portfolio invests in a broadly diversified list of seasoned securities representing a number of different industries. The Portfolio’s portfolio manager places emphasis on equity securities considered to be of high or improving quality. The foregoing policies cannot be changed without shareholder approval. Whether an equity security is of high or improving quality is based upon the investment adviser’s judgement of the issuer’s current and projected financial performance.

In selecting securities, the portfolio manager seeks stocks of growth companies with attractive financial characteristics, reasonable valuations and an identified catalyst for future growth. A portion of Capital Growth Portfolio’s assets may consist of unseasoned issuers. The Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, Balanced Fund will bear its allocable share of expenses of the investment in addition to its allocable share of Portfolio expenses. The portfolio manager may sell a security when the fundamentals of the company deteriorate or to pursue more attractive investment options. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Dividend Builder Portfolio. Dividend Builder Portfolio’s investment objective is to seek total return. Under normal circumstances, the Portfolio invests at least 80% of its net assets in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Portfolio will concentrate its investments (invest at least 25% of it total assets) in equity securities of utilities. Dividend payments by certain utilities companies can vary depending on various factors, such as industry deregulation (increasing price competition) or changes in tax laws.

“Utilities” are companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field, including telephone, satellite, cable, mobile communication and electronic communications. A company will be considered to be in the utilities industry if, during the most recent 12-month period, at least 50% of the company’s gross revenues, on a consolidated basis, are derived from utilities industries. Dividend Builder Portfolio’s policy of concentrating in common stocks of utilities may not be changed without shareholder approval.

The portfolio managers seek to purchase securities that they believe may produce attractive levels of dividend income and which are reasonably priced in relation to their fundamental value and which will grow in value over time. The portfolio managers may sell a security when the investment adviser’s price objective for the stock is reached or the fundamentals of the company deteriorate or to pursue more attractive investment options. When consistent with achieving total return, Dividend Builder Portfolio may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by Standard & Poor’s Ratings Group ("S&^P") or Baa by Moody’s Investors Service, Inc. ("Moody’s") or below and unrated securities determined by the investment adviser to be of comparable quality. The Portfolio may invest up to 20% of its total assets in energy stocks. The Portfolio may also invest in non-income producing securities. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Investment Grade Income Portfolio. Investment Grade Income Portfolio’s investment objectives are to seek current income and total return. The Portfolio invests primarily in fixed-income securities, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities (including collateralized debt obligations). The portfolio managers generally acquire fixed-income securities in order to maintain a reasonable level of current income, or to build or preserve capital. Mortgage-backed and asset-backed securities represent interests in a pool of assets, including securities backed by pools of adjustable and fixed-rate mortgage loans, automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage loans, utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of those bonds and loans. Under normal market conditions, the Portfolio invests at least 80% of its net assets in investment grade securities, which are rated at least BBB by ^S&^P or Baa by Moody’s ^and unrated securities determined by the investment adviser to be of comparable quality. The securities held by the Portfolio are expected to have an average effective maturity between five and ten years. The Portfolio limits investment in securities rated below investment grade (i.e., rated below BBB or Baa) and credit derivatives where the credit rating of the referenced entity or entities is below investment grade to not more than 15% of the Portfolio’s total assets. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the scurity’s credit rating (meaning that BBB- and Baa3 are within the investment grade rating).

18

Investment Grade Income Portfolio may also invest in repurchase agreements and may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Mortgage-backed securities may be either issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued. Asset-backed securities represent interests in a pool of assets, including automobile loans, education loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities, utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks or a combination of those bonds and loans. The value of mortgage-backed securities may be affected by legislative changes and the risk that the underlying collateral supporting the security may not be sufficient or may be difficult to access in the event of a default. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements, if any, may be inadequate in the event of default. Under certain market conditions, mortgage-backed and other asset-backed securities may be less liquid and may be difficult to value. The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the company change or to pursue more attractive investment options. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Large-Cap Growth Portfolio. Large-Cap Growth Portfolio’s investment objective is to seek total return. The Portfolio invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. Under normal market conditions, the Portfolio invests at least 80% of its net assets in large-cap companies. The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.

Large-Cap Growth Portfolio employs a “growth at a reasonable price” investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Large-Cap Value Portfolio. Large-Cap Value Portfolio’s investment objective is to seek total return. Under normal market conditions, the Portfolio primarily invests in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. The Portfolio normally invests at least 80% of its net assets in equity securities of large-cap companies.

Large-Cap Value Portfolio primarily invests in dividend-paying stocks. The Portfolio may also invest in convertible debt securities of any credit quality (including securities rated below investment grade). The Portfolio also may invest in non-income producing stocks. The Portfolio’s holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry. In addition to the factors described under "Common Investment Considerations and Practices" below, the Portfolio may consider a company’s dividend prospects and estimates of a company’s net value when selecting securities. The portfolio manager may sell a security when the investment adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Small-Cap ^Portfolio. Small-Cap ^Portfolio’s investment objective is to seek long-term capital appreciation. The Portfolio invests in a diversified portfolio of ^publicly-traded stocks of small-cap ^companies. ^ The portfolio manager generally considers small-cap companies to be ^companies ^having a market ^capitalization that falls (i) within or below the range of companies ^in either the current S&P SmallCap 600 Index or Russell 2000 Index, or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Portfolio normally invests at least 80% of its net assets in equity securities of small-cap companies. The Portfolio may also invest in larger companies.

19

The portfolio manager generally seeks to purchase ^stocks that are expected to ^demonstrate earnings growth over the long term that exceeds the ^average earnings growth rates of all publicly-traded companies in the United States. In making investment decisions, the portfolio manager relies on the investment adviser’s research staff. In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and ^other factors. The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options. Small-Cap ^Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, Small-Cap ^Fund will bear its allocable share of expenses of the investment in addition to its allocable share of Portfolio expenses. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Special Equities Portfolio. Special Equities Portfolio’s investment objective is to provide growth of capital. The Portfolio invests primarily in common stocks of emerging growth companies. Many emerging growth companies acquired by the Portfolio have market capitalizations comparable to those of companies included in the S&P SmallCap 600 Index, but the Portfolio may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics. Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities.

The portfolio manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth within their respective industries. The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company deteriorate or to pursue more attractive investment opportunities. Special Equities Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, Special Equities Fund will bear its allocable share of expenses of the investment in addition to its allocable share of Portfolio expenses. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Common Investment Considerations and Practices

Investment decisions for each Portfolio and Small-Cap Value Fund are made primarily on the basis of fundamental research conducted by the investment adviser’s research staff. Management of each Portfolio and Small-Cap Value Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management capability and integrity, growth potential, valuation and earnings and cash flow capabilities). Many of these considerations are subjective. Each Portfolio and Small-Cap Value Fund intend to manage investment risk by maintaining broad issuer and (except in the case of Dividend Builder Portfolio) industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Portfolios (except for Dividend Builder Portfolio) and Small-Cap Value Fund do not invest 25% or more of their respective assets in any one industry.

The portfolio turnover rate of each Portfolio and Small-Cap Value Fund may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Each Portfolio and Small-Cap Value Fund may invest up to 25% (up to 35% for Dividend Builder Portfolio) of its total assets in foreign securities, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for companies in less developed countries. As an alternative to holding foreign stocks directly, each Portfolio and Small-Cap Value Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the 25% (35% for Dividend Builder Portfolio) limitation on investing in foreign securities. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Investment Grade Income Portfolio, Large-Cap Value Portfolio and Dividend Builder Portfolio may invest a portion of their total assets in fixed-income and/or convertible debt securities that are, at the time of investment, rated Baa or lower by Moody’s, or BBB or lower by S&P. These securities have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and

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interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. The Portfolios may invest in securities in any rating category, including those in default.

Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit ratings are based largely on the issuer’s historical financial condition and the rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. Credit quality in the sectors of the market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security.

Because of the greater number of investment considerations involved in investing in lower rated investments, their selection depends more on the investment adviser’s judgment and analytical abilities than would be the case in selecting securities in the higher rating categories. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated investments through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such investments would substantially lessen the risks of defaults brought about by an economic downturn or recession.

Many small-cap and emerging companies are in the early stages of their development, may be more dependent on fewer products, services or markets, have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Smaller company stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

Value stocks held by Large-Cap Value Portfolio and Small-Cap Value Fund may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. Value stocks may not achieve their expected financial potential.

Balanced Fund, Capital Growth Portfolio, Dividend Builder Portfolio, Large-Cap Value Portfolio, Small-Cap ^Portfolio, Small-Cap Value Fund (each up to 10% of net assets) and Special Equities Portfolio may invest in real estate investment trusts ("REITs"); they therefore, are subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Each Portfolio and Small-Cap Value Fund at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines ("hedging"), to enhance returns, or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio or Small-Cap Value Fund. Equity swaps are private contracts in which there is a risk of loss in the event of a counterparty’s default. In a covered short sale, the Portfolio or Small-Cap Value Fund may be forced to deliver stock to close a position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Investment Grade Income Portfolio may purchase or sell credit derivatives, including credit default swaps, total return swaps or credit options, which are instruments that derive their value from the credit risk of a particular entity or entities referred to as the reference entity or entities. Such entity or entities will be rated investment grade or better by S&P or Moody’s provided that the Portfolio may invest in credit derivatives where the credit rating of the referenced entity or entities is lower than investment grade if these instruments and the Portfolio’s investments in other below investment grade securities are limited to not more than 15% of total assets.

Dividend Builder Portfolio may invest up to 20% of its total assets in energy stocks which may be adversely affected by foreign government, federal or state regulation on energy production, distribution and sale.

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Each Portfolio and Small-Cap Value Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Each Portfolio and Small-Cap Value Fund may borrow amounts up to one-third of the value of its total assets (including assets acquired using borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolios and Small-Cap Value Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio and Small-Cap Value Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund’s investment objective(s). Not all of the strategies and techniques or types of securities described in this Prospectus or in the Statement of Additional Information may be used. While at times a Portfolio or Small-Cap Value Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so. A Fund may be one of several investors in a Portfolio. Actions taken by other Portfolio investors may adversely affect a Fund and its shareholders. For more information, see “Strategies and Risks” in the Statement of Additional Information.

Management and Organization

Management. Each Portfolio’s and Small-Cap Value Fund’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at ^Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage ^over $120 billion on behalf of mutual funds, institutional clients and individuals. The investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, Large-Cap Growth Fund, Small-Cap ^Fund and Small-Cap Value Fund are authorized to pay Eaton Vance a fee of 0.15% of average daily net assets. Effective October 22, 2007, Balanced Fund is authorized to pay Eaton Vance an administrative fee of up to 0.10% of average daily net assets. Eaton Vance has agreed to reduce such fee to the extent Balanced Fund’s combined advisory and administrative fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007. For the ^fiscal year ended December 31, ^2008, the administration fee of Balanced Fund was ^____% ^of the Fund’s average daily net assets. For the fiscal year ended December 31, ^2008, the administration fee paid by each of Large-Cap Growth Fund and Small-Cap Value Fund equaled ^____% of average daily net assets. For the fiscal year ended December 31, ^2008, the administration fee for Small-Cap^ Fund amounted to $^____, all of which was waived by Eaton Vance. Eaton Vance does not currently receive a fee for serving as administrator of the other Funds.

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the investment advisory agreement with regard to each Portfolio and Small-Cap Value Fund and the investment sub-advisory agreement with regard to Small-Cap Value Fund.

Capital Growth Portfolio and Investment Grade Income Portfolio. Under its investment advisory agreement with Capital Growth Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio’s average daily net assets up to and including $170 million, and equal to 0.50% annually of the average daily net assets over $170 million. Under

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its investment advisory agreement with Investment Grade Income Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio’s average daily net assets up to and including $130 million, and equal to 0.50% annually of the average daily net assets over $130 million. BMR has contractually agreed to reduce its advisory fee for Investment Grade Income Portfolio to 0.45% annually on average daily net assets of less than $1 billion, 0.425% annually on average daily net assets of $1 billion up to $2 billion, 0.415% annually on average daily net assets of $2 billion up to $5 billion and 0.405% annually on average daily net assets of $5 billion and over. This contractual reduction, which cannot be terminated or modified without Trustee and shareholder approval, was effective October 22, 2007. For the fiscal year ended December 31, ^2008, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of Capital Growth Portfolio and Investment Grade Income Portfolio, was ^_____% and ^_____%, respectively.

Arieh Coll is the portfolio manager of Capital Growth Portfolio (since it commenced operations). Mr. Coll manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR.

Duke E. Laflamme (since May 2006) is the portfolio manager of Investment Grade Income Portfolio. Mr. Laflamme has been a fixed-income analyst and a portfolio manager at Eaton Vance for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Dividend Builder Portfolio. Under its investment advisory agreement with Dividend Builder Portfolio, BMR is entitled to receive an advisory fee of 0.75% annually of the average daily net assets of the Portfolio up to $500 million, and 0.6875% annually of the average daily net assets of $500 million and more, which fee is further reduced on assets of $1 billion or more. BMR has contractually agreed to reduce its advisory fee to 0.65% on net assets up to $500 million, 0.625% on net assets of $500 million up to $1 billion and at reduced rates as daily net assets exceed that level. This contractul reduction, which cannot be terminated or modified without Trustee and shareholder consent, was effective June 14, 2004. For the fiscal year ended December 31, ^2008, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was ^____%.

Judith A. Saryan (since March 1999) and Charles Gaffney (since August 2007) are the portfolio managers of Dividend Builder Portfolio. Ms. Saryan manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR. Mr. Gaffney has been a Vice President of Eaton Vance ^for more than five years, is a portfolio manager and Director of Equity Research. ^

Large-Cap Growth Portfolio. Under its investment advisory agreement with Large-Cap Growth Portfolio, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. The annual fee is reduced on net assets of $500 million and over. For the fiscal year ended December 31, ^2008, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was ^_____%.

Duncan W. Richardson and Lewis R. Piantedosi are the portfolio managers of Large-Cap Growth Portfolio (since it commenced operations). Mr. Richardson manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years and is Executive Vice President and Chief Equity Investment Officer of Eaton Vance and BMR. Mr. Piantedosi manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR.

Large-Cap Value Portfolio. Under its investment advisory agreement with Large-Cap Value Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio’s average daily net assets. BMR has contractually agreed to reduce its advisory fee to 0.600% annually on net assets of $2 billion but less than $5 billion and to further reduce its advisory fee on net assets of $5 billion or more. This contractual reduction, which cannot be terminated or modified without Trustee and shareholder consent, was effective March 27, 2006. For the fiscal year ended December 31, ^2008, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was ^____%.

Michael R. Mach is the the portfolio manager of Large-Cap Value Portfolio (since January 2000). Mr. Mach manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR.

Small-Cap ^Portfolio. Under its advisory agreement with Small-Cap ^Portfolio, BMR receives a monthly advisory fee equal to 0.75% annually of the average daily net assets of the Portfolio up to $500 million. The fee is reduced on net assets of $500 million and over. For the fiscal year ended December 31, 2008, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was ^____%.

Nancy B. Tooke is the portfolio manager of Small-Cap^ Portfolio (since February 2006). She has been employed by Eaton Vance since January 2006, is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance

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portfolios. Prior to joining Eaton Vance, Ms. Tooke was senior managing director and small-and mid-cap core portfolio manager of ForstmannLeff Associates in Boston from 2004 to 2006. ^

Small-Cap Value Fund. Under Small-Cap Value Fund’s investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Fund up to $500 million. The annual fee is reduced on net assets of $500 million and over. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Small-Cap Value Fund to Fox Asset Management LLC, a majority-owned ^affiliate of Eaton Vance Corp. (“Fox”). Fox is located at 331 Newman Springs Road - Suite 122, Red Bank, NJ 077012. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Fund. For the fiscal year ended December 31, ^2008, the effective annual rate of advisory fee of the Fund, based on average daily net assets, was ^____%.

Small-Cap Value Fund is managed by a team of three portfolio managers from Fox led by Gregory R. Greene. Mr. Greene has served as a portfolio manager since March 2006. Mr. Greene is a Managing Director of Fox and is a member of the firm’s Investment Committee, manages other Fox investment portfolios and has been employed by Fox for more than five years. The other members of their investment team are J. Bradley Ohlmuller (since November 2005) and Robert J. Milmore (since September 2006). Mr. Ohlmuller is a Principal of Fox and member of the firm’s Investment Committee. ^Mr. Milmore is a Vice President of Fox and a member of its Research Group since November 2005 and a member of the firm’s Investment Committee since October 2006. Previously, Mr. Milmore was a Manager of International Treasury at Cendant Corporation.

Special Equities Portfolio. Under its investment advisory agreement with Special Equities Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio’s average daily net assets. For the fiscal year ended December 31, 2008, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was ^_____%.

Nancy B. Tooke is the portfolio manager of Special Equities Portfolio (since February 2006). She has been employed by Eaton Vance since January 2006, is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Ms. Tooke was senior managing director and small-and mid-cap core portfolio manager of ForstmannLeff Associates in Boston from 2004^to 2006. ^

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As an investor in a Portfolio, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. Each Fund can withdraw from a Portfolio at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly.

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Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. Most debt securities are valued by an independent pricing service. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Portfolio values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). Purchases will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in good order by a Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Class A, Class B, Class C and Class R

^

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments in Class A, B and C shares of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

^

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares of a Fund is at least $250,000 (or is anticipated by the principal

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underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122. The Fund Order Department must be advised by telephone of each additional investment by wire^.

Purchases will be executed at the net asset value next determined after their receipt in good order by each Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities and securities of certain small- and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than ^one round-trip ^exchange (exchanging from one fund to another fund and back again) within ^90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading^. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

^

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

•transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or

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distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);
•transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
•transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
•transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax
Free Reserves and Eaton Vance Institutional Short Term Income Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to each Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter review trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on the financial intermediaries to monitor trading activity in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees of 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B, Class C and Class R shares because Class A has lower annual expenses than those classes.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

27

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Class I shares do not pay distribution or service fees. Returns on Class I shares generally are higher than returns on other classes because Class I has lower annual expenses.

Class R shares are offered at net asset value with no front-end sales charge to retirement plan clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Retirement plan clients include pension plans (including tax-deferred retirement plans and profit-sharing plans), Individual Retirement Account rollovers and non-qualified deferred compensation programs. Class R shares pay distribution fees and service fees equal to 0.50% annually of average daily net assets. Returns on Class R shares are generally lower than returns on Class A shares because Class R has higher annual expenses than Class A.

Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:^

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	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset ^value to certain tax-deferred plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information, and in connection with the Reflow liquidity program, as applicable. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

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Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

First or Second	5%	CDSCs are based on the lower of the net asset value at
Third	4%	the time of purchase or at the time of redemption.
Fourth	3%	Shares acquired through the reinvestment of
Fifth	2%	distributions are exempt from the CDSC. Redemptions
Sixth	1%	are made first from shares that are not subject to a
Seventh or following	0%	CDSC.

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) at a rate of 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

Class R shares of Large-Cap Value Fund have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees of 0.25% of average daily net assets attributable to Class R for the sale and distribution of Class R shares. Although there is no present intention to do so, Large-Cap Value Fund could pay distribution fees of up to 0.50% annually upon Trustee approval. Class R shares also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. The principal underwriter generally pays service fees to investments dealers based on the value of shares sold by such dealers.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted)
and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in^ The Securities
Transfer ^Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with ^STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions.
Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	Dividends and capital gains are paid in cash.
•Exchange Option	Class A, Class B, Class C and Class R dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

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Information about the Funds. From time to time, you may receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•Periodic account statements, showing recent activity and total share balance.

•Tax information needed to prepare your income tax returns.

•Proxy materials, in the event a shareholder vote is required.

•Special notices about significant events affecting your Fund.

Most fund information (including ^semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates^. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days (60 days in the case of Small-Cap Fund and Portfolio, Small-Cap Value Fund and Special Equities Fund and Portfolio) after such quarter end. ^ Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Class A, Class C, Class I and Class R shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund, that meet the applicable minimum requirement. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

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Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If ^a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

Dividend Builder Fund pays dividends monthly, Balanced Fund and Large-Cap Value Fund pay dividends quarterly, and Large-Cap Growth Fund, Small-Cap ^Fund, Small-Cap Value Fund and Special Equities Fund pay dividends annually. Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period. Different Classes of a Fund will generally distribute different dividend amounts. Each Fund makes distributions of net realized capital gains, if any, at least annually.

A portion of any distribution of a Fund’s investment income may, and any distribution by a Fund of net realized short-term capital gains will, be taxed as ordinary income. Distributions of any net long-term capital gains will be taxed as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Portfolio or Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Portfolio or Fund. Over time, distributions by each Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains. A portion of each Fund’s income distributions may be eligible for the dividends-received deduction for corporations. A Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Each Portfolio’s and Small-Cap Value Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to

33

foreign taxes paid by a Portfolio or Small-Cap Value Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by ^______________, an independent registered public accounting firm, except that for Balanced Fund, Dividend Builder Fund, Large-Cap Value Fund, Small-Cap Fund and Special Equities Fund, information prior to the fiscal year ended December 31, 2007 was audited by ^another independent registered public accounting firm. The reports of ^______________ and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

Balanced Fund

Year Ended December 31,

		^2008^^			^2007(1)			^2006(1)

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	^	^	^	$^7.^600	$^7.^600	$^7.^620	$ 6.^900	$6.^900	$6.^910

Income (loss) from operations	^	^	^
Net investment income	^	^	^	$ 0.^137	$0.^076	$0.^076	$ 0.^123	$0.^067	$0.^069
Net realized and unrealized gain	^	^	^	^1.^067	^1.^068	^1.^068	0.^866	0.^867	0.^875

Total income from operations	^	^	^	$^1.^204	$^1.^144	$^1.^144	$ 0.^989	$0.^934	$0.^944

Less distributions	^	^	^
From net investment income	^	^	^	$(0.^158)	$(0.^098)	$(0.^098)	$(0.^117)	$(0.^062)	$(0.^062)
From net realized gain	^	^	^	(0.^686)	(0.^686)	(0.^686)	^(0.172)	^(0.172)	^(0.172)

Total distributions	^	^	^	$(0.^844)	$(0.^784)	$(0.^784)	$(0.^289)	$(0.^234)	$(0.^234)

Net asset value - End of year	^	^	^	$ 7.^960	$7.^960	$7.^980	$^7.^600	$^7.^600	$^7.^620

Total Return(2)	^	^	^	^16.^10%	^15.^24%	^15.^20%	^14.^47%	^13.^60%	^13.^73%

Ratios/Supplemental Data	^	^	^
Net assets, end of year (000’s omitted)	^	^	^	$^223,^779	$^33,^911	$^29,^286	$^163,^835	$^31,^414	$^16,^480
Ratios (As a percentage of average daily net assets):	^	^	^
Expenses before custodian fee reduction(3)	^	^	^	1.^15%(4)	1.^90%(4)	1.^90%(4)	1.^18%(4)	1.^93%(4)	1.^93%(4)
Expenses after custodian fee reduction(3)	^	^	^	1.^15%(4)	1.^90%(4)	1.^90%(4)	1.^18%(^4)	1.^93%(4)	1.^93%(4)
Net investment income	^	^	^	1.69%(4)	0.^94%(^4)	0.^94%(4)	1.^69%(4)	0.^92%(4)	0.^95%(4)
Portfolio Turnover of Capital Growth Portfolio	^	^	^	^175%	^175%^	^175%	^158%	^158%	^158%^
Portfolio Turnover of Investment Grade Income Portfolio	^	^	^	^130%	^130%	^130%	^93%	^93%	^93%
Portfolio Turnover of Large-Cap Value Portfolio	^	^	^	^35%	^35%	^35%	^52%	^52%	^52%

(See footnotes on last page.)

35

Financial Highlights (continued)

Balanced Fund

Year Ended December 31,

		^2005(^1)			^2004(1)

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 6.^650	$6.^620	$6.^630	$^6.^040	$^6.^000	$^6.^020
Income (loss) from operations
Net investment income (loss)	$ 0.^078	$0.^029	$0.^029	$ 0.^070	$^0.^023^	$^0.^024^
Net realized and unrealized gain	0.^274	0.^265	0.^266	^0.^623	^0.^622	^0.^613
Total income from operations	$ 0.^352	$0.^294	$0.^295	$^0.^693	$^0.^645	$^0.^637

Less distributions
From net investment income	$(0.^102)	$(0.^014)	$(0.^015)	$(0.^083)	$(0.^025)	$(0.^027)
From net realized gain	—	—	—	—	—	—
Total distributions	$(0.^102)	$(0.^014)	$(0.^015)	$(0.^083)	$(0.^025)	$(0.^027)

Net asset value - End of year	$ 6.^900	$6.^900	$6.^910	$ 6.^650	$6.^620	$6.^630

Total Return(2)	^5.^35%	^4.^50%	^4.^43%	^11.^57%	^10.^63%	^10.^66%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$^150,^343	$^35,^406	$^14,^069	$^155,^088	$^39,^336	$^13,^211
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.^20%(4)	1.^95%(^4)	1.^95%(4)	1.^21%(4)	^1.^96%(4)	^1.^96%(4)
Expenses after custodian fee reduction(3)	1.^20%(4)	1.^95%(4)	1.^95%(4)	1.^21%(4)	^1.^96%(4)	^1.^96%(4)
Net investment income	1.^19%(4)	0.^44%(4)	0.^44%(4)	^1.^13%(4)	^0.^37%(4)^	^0.^38%(4)^
Portfolio Turnover of Capital Growth Portfolio	^222%	^222%	^222%	^213%	^213%	^213%
Portfolio Turnover of Investment Grade Income Portfolio	^66%	^66%	^66%	^71%	^71%	^71%
Portfolio Turnover of Large-Cap Value Portfolio	^72%	^72%	^72%	^56%	^56%	^56%

(See footnotes on last page.)

36

Financial Highlights (continued)^

Dividend Builder Fund

Year Ended December 31,

	^2008^^				^2007(1)

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	^	^	^	^	$ ^13.^250	$^13.^260	$^13.^260	$^13.^250

Income (loss) from operations	^	^	^	^
Net investment income	^	^	^	^	$ 0.^324	$ 0.^214	$ 0.215	$0.^351
Net realized and unrealized gain	^	^	^	^	2.^643	2.^654	2.^654	2.^662

Total income from operations	^	^	^	^	$ ^2.^967	$^2.^868	$^2.^869	$3.^013

Less distributions	^	^	^	^
From net investment income	^	^	^	^	$ (0.^317)	$(0.^208)	$(0.^209)	$(0.^353)
From net realized gain	^	^	^	^	(1.^120)	(1.^120)	(1.^120)	(1.^120)

Total distributions	^	^	^	^	$ (1.^437)	$(1.^328)	$(1.^329)	$(1.^473)

Net asset value - End of year	^	^	^	^	$ ^14.^780	$^14.^800	$^14.^800	$^14.^790

Total Return(2)	^	^	^	^	^22.^87%	^22.^01%	^22.^01%	^23.^25%

Ratios/Supplemental Data	^	^	^	^
Net assets, end of year (000’s omitted)	^	^	^	^	$1,^417,^844	$^164,^233	$^263,^148	$^10,^622
Ratios (As a percentage of average daily net assets):	^	^	^	^
Expenses before custodian fee reduction(3)	^	^	^	^	1.^04%^	1.^79%^	1.^79%^	0.^79%^
Expenses after custodian fee reduction(3)	^	^	^	^	1.^04%^	1.^79%^	1.^79%^	0.^79%^
Net investment income	^	^	^	^	2.^23%^	1.^47%^	1.^47%^	2.^42%^
Portfolio Turnover of the Portfolio	^	^	^	^	^60%	^60%	^60%	^60%

(See footnotes on last page.)

37

Financial Highlights (continued)^

	Dividend Builder Fund

	Year Ended December 31,

	2006(1)				2005(1)				2004(1)^

	Class A	Class B	Class C	Class I(6)	Class A	Class B	Class C	Class I(6)	Class A	Class B	Class C^

Net asset value -
Beginning of year	$ 11.480	$ 11.490	$ 11.500	$11.480	$ 9.790	$ 9.750	$ 9.740	$10.570	$ 8.040	$ 8.010	$ 7.990^

Income (loss)
from operations
Net investment income	$ 0.312	$ 0.218	$ 0.215	$ 0.341	$ 0.252	$ 0.171	$ 0.165	$ 0.106	$ 0.238	$ 0.166	$ 0.170^
Net realized and
unrealized gain	2.863	2.864	2.857	2.865	1.708	1.711	1.720	0.980	1.743	1.736	1.741^
Total income from
operations	$ 3.175	$ 3.082	$ 3.072	$ 3.206	$ 1.960	$ 1.882	$ 1.885	$ 1.086	$ 1.981	$ 1.902	$ 1.911^

Less distributions
From net investment
income	$ (0.357)	$ (0.264)	$ (0.264)	$ (0.388)	$ (0.270)	$ (0.142)	$ (0.125)	$ (0.176)	$ (0.231)	$ (0.162)	$ (0.161)^
From net realized gain	(1.048)	(1.048)	(1.048)	(1.048)	—	—	—	—	—	—	—^
Total distributions	$ (1.405)	$ (1.312)	$ (1.312)	$ (1.436)	$ (0.270)	$ (0.142)	$ (0.125)	$ (0.176)	$ (0.231)	$ (0.162)	$ (0.161)^
Net asset value -
End of year	$ 13.250	$ 13.260	$ 13.260	$13.250	$ 11.480	$ 11.490	$ 11.500	$11.480	$ 9.790	$ 9.750	$ 9.740^
Total Return(2)	28.51%	27.52%	27.41%	28.83%	20.24%	19.40%	19.48%	10.31%(7)	25.11%	24.15%	24.13%^

Ratios/
Supplemental
Data
Net assets, end of year
(000’s omitted)	$1,056,803	$135,228	$177,314	$ 7,452	$664,966	$102,515	$122,099	$ 4,793	$488,659	$72,435	$64,898^
Ratios (As a percentage of
average daily net assets):
Expenses before
custodian fee
reduction(3)	1.06%(5)	1.81%(5)	1.81%(5)	0.81%(5)	1.08%(5)	1.83%(5)	1.83%(5)	0.83%(5)(15)	1.10%(5)	1.85%(5)	1.85%(5)^
Expenses after custodian
fee reduction(3)	1.06%(5)	1.81%(5)	1.81%(5)	0.81%(5)	1.08%(5)	1.83%(5)	1.83%(5)	0.83%(5)(15)	1.10%(5)	1.85%(5)	1.85%(5)^

Net investment income	2.50%(5)	1.74%(5)	1.72%(5)	2.73%(5)	2.35%(5)	1.59%(5)	1.54%(5)	1.76%(5)(15)	2.79%(5)	1.96%(5)	2.00%(5)^
Portfolio Turnover of the
Portfolio	76%	76%	76%	76%	54%	54%	54%	54%(8)	59%	59%	59%^

(See footnotes on last page.)

38

Financial Highlights (continued)^

	Large-Cap Growth Fund

	Year Ended December 31,

	2008(1)				2007(1)				2006(1)

	Class A	Class B	Class C	Class I(24)	Class A	Class B	Class C	Class I(24)	Class A	Class B	Class C

Net asset value - Beginning of year					$15.530	$15.010	$15.010	$16.290	$14.100	$13.730	$13.730

Income (loss) from operations
Net investment income (loss)					$ 0.006	$ (0.112)	$ (0.114)	$ 0.010	$ (0.020)	$ (0.125)	$ (0.127)
Net realized and unrealized gain					1.954	1.872	1.884	1.210	1.773	1.728	1.730
Total income from operations					$ 1.960	$ 1.760	$ 1.770	$ 1.220	$ 1.753	$ 1.603	$ 1.603

Less distributions
From net realized gain					$ (0.190)	$ (0.190)	$ (0.190)	$ (0.190)	$ (0.323)	$ (0.323)	$ (0.323)
Total distributions					$ (0.190)	$ (0.190)	$ (0.190)	$ (0.190)	$ (0.323)	$ (0.323)	$ (0.323)

Net asset value - End of year					$17.300	$16.580	$16.590	$17.320	$15.530	$15.010	$15.010

Total Return(2)					12.60%	11.70%	11.77%	7.46%(7)	12.42%(9)	11.67%(9)	11.67%(9)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)					$71,184	$15,802	$20,818	$ 127	$45,236	$12,484	$13,146
Ratios (As a percentage of average daily net
assets):
Expenses before custodian fee reduction(3)					1.39%	2.14%	2.14%	1.14%(15)	1.40%	2.15%	2.15%
Expenses after custodian fee reduction(3)					1.39%	2.14%	2.14%	1.14%(15)	1.40%	2.15%	2.15%
Net investment income (loss)					0.04%	(0.70)%	(0.70)%	0.09%(15)	(0.14)%	(0.88)%	(0.88)%
Portfolio Turnover of the Portfolio					46%	46%	46%	46%(23)	56%	56%	56%

	Large-Cap Growth Fund

	Year Ended December 31,

	2005(1)			2004(1)^

	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of year	$13.600	$13.360	$13.360	$12.390	$12.260	$12.270^

Income (loss) from operations
Net investment income (loss)	$ 0.000(22)	$ (0.101)	$ (0.101)	$ 0.007	$ (0.091)	$ (0.092)^
Net realized and unrealized gain	0.902	0.873	0.873	1.277(12)	1.265(12)	1.256(12)^
Total income from operations	$ 0.902	$ 0.772	$ 0.772	$ 1.284	$ 1.174	$ 1.164^

Less distributions
From net realized gain	$ (0.402)	$ (0.402)	$ (0.402)	$ (0.074)	$ (0.074)	$ (0.074)^
Total distributions	$ (0.402)	$ (0.402)	$ (0.402)	$ (0.074)	$ (0.074)	$ (0.074)^

Net asset value - End of year	$14.100	$13.730	$13.730	$13.600	$13.360	$13.360^

Total Return(2)	6.60%	5.74%	5.74%	10.37%	9.58%	9.49%^

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,037	$11,809	$ 7,606	$15,829	$10,104	$ 6,217^
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.40%(10)	2.15%(10)	2.15%(10)	1.40%(10)	2.15%(10)	2.15%(10)^
Expenses after custodian fee reduction(3)	1.40%(10)	2.15%(10)	2.15%(10)	1.40%(10)	2.15%(10)	2.15%(10)^^
Net investment income (loss)	0.00%(11)	(0.75)%	(0.75)%	0.06%	(0.72)%	(0.73)%^
Portfolio Turnover of the Portfolio	55%	55%	55%	45%	45%	45%^

(See footnotes on last page.)

39

^Financial Highlights (continued)^

	Large-Cap Value Fund

	Year Ended December 31,

	2008					2007(1)

	Class A	Class B	Class C	Class I	Class R	Class A	Class B	Class C	Class I	Class R

Net asset value -
Beginning of year						$ 21.040	$ 21.040	$ 21.040	$ 21.040	$ 21.040

Income (loss)
from operations
Net investment income						$ 0.273	$ 0.103	$ 0.106	$ 0.340	$ 0.218
Net realized and
unrealized gain						1.085	1.801	1.808	1.795	1.804
Total income from
operations						$ 2.078	$ 1.904	$ 1.914	$ 2.135	$ 2.022

Less distributions
From net investment income						$ (0.282)	$ (0.118)	$ (0.118)	$ (0.309)	$ (0.256)
From net realized gain						(0.306)	(0.306)	(0.306)	(0.306)	(0.306)
Tax return of capital						(0.010)	(0.010)	(0.010)	(0.010)	(0.010)
Total distributions						$ (0.598)	$ (0.434)	$ (0.434)	$ (0.625)	$ (0.572)
Net asset value -
End of year						$ 22.520	$ 22.510	$ 22.520	$ 22.550	$ 22.490
Total Return(2)						9.99%	9.13%	9.13%	10.27%	9.66%

Ratios/
Supplemental
Data
Net assets, end of year
(000’s omitted)						$5,709,362	$261,680	$713,773	$549,834	$116,388
Ratios (As a percentage of
average daily net assets):
Expenses before
custodianfeereduction(3)						0.98%(5)	1.73%(5)	1.73%(5)	0.73%(5)	1.23%(5)
Expenses after custodian
fee reduction(3)						0.98%(5)	1.73%(5)	1.73%(5)	0.73%(5)	1.23%(5)
Net investment income						1.23%	0.46%	0.48%	1.52%	0.98%
Portfolio Turnover of the
Portfolio						35%	35%	35%	35%	35%

(See footnotes on last page.)

40

Financial Highlights (continued)^

	Large-Cap Value Fund

	Year Ended December 31,

	2006(1)

	Class A	Class B	Class C	Class I	Class R

Net asset value - Beginning of year	$ 18.420	$ 18.420	$ 18.420	$18.420	$18.420
Income (loss) from operations
Net investment income	$ 0.276	$ 0.128	$ 0.128	$ 0.329	$ 0.225
Net realized and unrealized gain	3.145	3.146	3.146	3.141	3.152

Total income from operations	$ 3.421	$ 3.274	$ 3.274	$ 3.470	$ 3.377

Less distributions
From net investment income	$ (0.262)	$ (0.115)	$ (0.115)	$ (0.311)	$ (0.218)
From net realized gain	(0.539)	(0.539)	(0.539)	(0.539)	(0.539)
Total distributions	$ (0.801)	$ (0.654)	$ (0.654)	$ (0.850)	$ (0.757)
Net asset value - End of year	$ 21.040	$ 21.040	$ 21.040	$21.040	$21.040
Total Return(2)	18.81%	17.92%	17.92%	19.10%	18.55%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,369,986	$252,843	$462,469	$63,157	$56,284
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.01%(5)	1.76%(5)	1.76%(5)	0.77%(5)	1.26%(5)
Expenses after custodian fee reduction(3)	1.01%(5)	1.76%(5)	1.76%(5)	0.77%(5)	1.26%(5)
Net investment income	1.39%	0.65%	0.65%	1.65%	1.12%
Portfolio Turnover of the Portfolio	52%	52%	52%	52%	52%

(See footnotes on last page.)

41

Financial Highlights (continued)^

	Large-Cap Value Fund

	Year Ended December 31,

	2005(1)

	Class A	Class B	Class C	Class I	Class R

Net asset value - Beginning of year	$ 16.880	$ 16.860	$ 16.900	$16.880	$16.890
Income (loss) from operations
Net investment income	$ 0.214	$ 0.075	$ 0.080	$ 0.300	$ 0.187
Net realized and unrealized gain	1.716	1.724	1.717	1.672	1.697

Total income (loss) from operations	$ 1.930	$ 1.799	$ 1.797	$ 1.972	$ 1.884

Less distributions
From net investment income	$ (0.198)	$ (0.047)	$ (0.085)	$ (0.240)	$ (0.162)
From net realized gain	(0.192)	(0.192)	(0.192)	(0.192)	(0.192)

Total distributions	$ (0.390)	$ (0.239)	$ (0.277)	$ (0.432)	$ (0.354)

Net asset value - End of year	$ 18.420	$ 18.420	$ 18.420	$18.420	$18.420

Total Return(2)	11.47%	10.68%	10.64%	11.73%	11.17%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,583,242	$206,114	$234,164	$18,590	$ 5,521
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.04%(5)	1.79%(5)	1.79%(5)	0.79%(5)	1.29%(5)
Expenses after custodian fee reduction(3)	1.04%(5)	1.79%(5)	1.79%(5)	0.79%(5)	1.29%(5)
Net investment income	1.21%	0.43%	0.45%	1.65%	1.05%
Portfolio Turnover of the Portfolio	72%	72%	72%	72%	72%

	Large-Cap Value Fund

	Year Ended December 31,

	2004(1)^

	Class A	Class B	Class C	Class I(13)	Class R(14)^

Net asset value - Beginning of year	$ 14.760	$ 14.740	$ 14.790	$16.770	$15.310^

Income (loss) from operations
Net investment income	$ 0.185	$ 0.071	$ 0.071	$ 0.011	$ 0.125^
Net realized and unrealized gain	2.113	2.111	2.117	0.099	1.568^

Total income (loss) from operations	$ 2.298	$ 2.182	$ 2.188	$ 0.110	$ 1.693^

Less distributions
From net investment income	$ (0.178)	$ (0.062)	$ (0.078)	$ —	$ (0.113)^
From net realized gain	—	—	—	—	—^

Total distributions	$ (0.178)	$ (0.062)	$ (0.078)	$ —	$ (0.113)^

Net asset value - End of year	$ 16.880	$ 16.860	$ 16.900	$16.880	$16.890^

Total Return(2)	15.68%	14.80%	14.81%	0.66%(7)	11.10%(7)^

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$709,961	$159,792	$119,453	$ 249	$ 664^^
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.07%(5)	1.82%(5)	1.82%(5)	0.82%(5)(15)	1.32%(5)(15)^
Expenses after custodian fee reduction(3)	1.07%(5)	1.82%(5)	1.82%(5)	0.82%(5)(15)	1.32%(5)(15)^
Net investment income	1.21%	0.46%	0.46%	6.09%(15)	0.93%(15)^
Portfolio Turnover of the Portfolio	56%	56%	56%	56%	56%^

(See footnotes on last page.)

42

Financial Highlights (continued)^

	Small-Cap ^ Fund

	Year Ended December 31,

	2008(1)			2007(1)			2006(1)

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year				$12.240	$12.460	$12.120	$10.620	$10.890	$10.600

Income (loss) from operations
Net investment loss				$ (0.158)	$ (0.266)	$ (0.258)	$ (0.138)	$ (0.230)	$ (0.223)
Net realized and unrealized gain				2.627	2.665	2.597	1.758	1.800	1.743

Total income from operations				$ 2.469	$ 2.399	$ 2.339	$ 1.620	$ 1.570	$ 1.520

Less distributions
From net realized gain				$ (0.479)	$ (0.479)	$ (0.479)	$ —	$ —	$ —

Total distributions				$ (0.479)	$ (0.479)	$ (0.479)	$ —	$ —	$ —

Net asset value - End of year				$14.230	$14.380	$13.980	$12.240	$12.460	$12.120

Total Return(2)				20.09%	19.18%	19.22%	15.25%	14.42%	14.34%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)				$13,008	$ 3,135	$ 3,392	$ 7,636	$ 2,465	$ 2,116
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(16)				1.85%	2.60%	2.60%	2.00%	2.75%	2.75%
Expenses after custodian fee reduction(3)(16)				1.85%	2.60%	2.60%	2.00%	2.75%	2.75%
Net investment loss				(1.13)%	(1.89)%	(1.89)%	(1.20)%	(1.96)%	(1.95)%
Portfolio Turnover of the Portfolio				75%	75%	75%	103%	103%	103%

	Small-Cap ^ Fund

	Year Ended December 31,

	2005(1)			2004(1)^

	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of year	$10.010	$10.340	$10.060	$ 9.680	$10.080	$ 9.800^

Income (loss) from operations
Net investment loss	$ (0.143)	$ (0.223)	$ (0.218)	$ (0.160)	$ (0.239)	$ (0.232)^
Net realized and unrealized gain	0.753	0.773	0.758	0.490	0.499	0.492^

Total income from operations	$ 0.610	$ 0.550	$ 0.540	$ 0.330	$ 0.260	$ 0.260^

Less distributions
From net realized gain	$ —	$ —	$ —	$ —	$ —	$ —^

Total distributions	$ —	$ —	$ —	$ —	$ —	$ —^

Net asset value - End of year	$10.620	$10.890	$10.600	$10.010	$10.340	$10.060^

Total Return(2)	6.11%	5.32%	5.37%	3.36%(17)	2.58%(17)	2.65%(17)^

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 7,508	$ 2,440	$ 1,950	$ 9,418	$ 2,458	$ 2,353^
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(16)	2.00%	2.75%	2.75%	2.00%	2.75%	2.75%^
Expenses after custodian fee reduction(3)(16)	2.00%	2.75%	2.75%	2.00%	2.75%	2.75%^
Net investment loss	(1.45)%	(2.20)%	(2.20)%	(1.72)%	(2.47)%	(2.47)%^
Portfolio Turnover of the Portfolio	218%	218%	218%	276%	276%	276%^

(See footnotes on last page.)

43

Financial Highlights (continued)

				Small-Cap Value Fund

				Year Ended December 31,

		2008(1)			2007(1)			2006(1)

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year				$14.970	$14.960	$14.910	$14.850	$14.950	$14.910

Income (loss) from operations
Net investment loss				$ (0.033)	$ (0.152)	$ (0.151)	$ (0.042)	$ (0.162)	$ (0.161)
Net realized and unrealized gain				0.430	0.429	0.438	2.110	2.120	2.109

Total income from operations				$ 0.397	$ 0.277	$ 0.287	$ 2.068	$ 1.958	$ 1.948

Less distributions
From net realized gain				$ (1.802)	$ (1.802)	$ (1.802)	$ (1.948)	$ (1.948)	$ (1.948)
Tax return of capital				(0.065)	(0.065)	(0.065)	—	—	—

Total distributions				$ (1.867)	$ (1.867)	$ (1.867)	$ (1.948)	$ (1.948)	$ (1.948)

Net asset value - End of year				$13.500	$13.370	$13.330	$14.970	$14.960	$14.910

Total Return(2)				2.31%	1.50%	1.57%	13.92%	13.10%	13.06%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)				$11,131	$ 4,037	$ 5,690	$10,931	$ 4,915	$ 5,986
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(18)				1.68%	2.43%	2.43%	1.75%	2.50%	2.50%
Expenses after custodian fee reduction(18)				1.68%	2.43%	2.43%	1.75%	2.50%	2.50%
Net investment loss				(0.21)%	(0.98)%	(0.97)%	(0.27)%	(1.02)%	(1.01)%
Portfolio Turnover of the Portfolio(19)				—	—	—	—	—	—
Portfolio Turnover of the Fund				49%	49%	49%	51%	51%	51%

			Small-Cap Value Fund

			December 31, 2007

		2005(1)			2004(1)^

	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of year	$14.240	$14.430	$14.400	$12.050	$12.310	$12.280^

Income (loss) from operations
Net investment loss	$ (0.065)	$ (0.175)	$ (0.175)	$ (0.073)	$ (0.172)	$ (0.171)^
Net realized and unrealized gain	0.675	0.695	0.685	2.279	2.308	2.307^

Total income from operations	$ 0.610	$ 0.520	$ 0.510	$ 2.206	$ 2.136	$ 2.136^

Less distributions
From net realized gain	$ —	$ —	$ —	$ (0.016)	$ (0.016)	$ (0.016)^

Total distributions	$—	$—	$—	$ (0.016)	$ (0.016)	$ (0.016)^

Net asset value - End of year	$14.850	$14.950	$14.910	$14.240	$14.430	$14.400^

Total Return(2)	4.28%	3.60%	3.54%	18.33%	17.37%	17.41%^

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,284	$ 4,905	$ 5,501	$ 7,635	$ 3,391	$ 4,030^
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(18)	1.75%	2.50%	2.50%	1.75%(20)	2.50%(20)	2.50%(20)^
Expenses after custodian fee reduction(18)	1.75%	2.50%	2.50%	1.75%(20)	2.50%(20)	2.50%(20)^
Net investment loss	(0.45)%	(1.20)%	(1.20)%	(0.58)%	(1.33)%	(1.32)%^
Portfolio Turnover of the Portfolio(19)	—	—	—	1%	1%	1%^
Portfolio Turnover of the Fund	—	—	—	5%	5%	5%^

(See footnotes on last page.)

44

Financial Highlights (continued)

	Special Equities Fund

	Year Ended December 31,

	2008(1)			2007(1)			2006(1)

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year				$13.440	$13.310	$13.310	$11.490	$11.460	$11.460

Income (loss) from operations
Net investment loss				$ (0.126)	$ (0.239)	$ (0.238)	$ (0.083)	$ (0.177)	$ (0.176)
Net realized and unrealized gain				3.106	3.069	3.058	2.033	2.027	2.026

Total income from operations				$ 2.980	$ 2.830	$ 2.820	$ 1.950	$ 1.850	$ 1.850

Net asset value - End of year				$16.420	$16.140	$16.130	$13.440	$13.310	$13.310

Total Return(2)				22.17%	21.26%	21.19%	16.97%	16.14%	16.14%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)				$54,931	$ 2,362	$ 3,739	$40,700	$ 2,130	$ 2,115
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)				1.39%	2.14%	2.14%	1.42%(21)	2.17%(21)	2.17%(21)
Expenses after custodian fee reduction(3)				1.39%	2.14%	2.14%	1.42%(21)	2.17%(21)	2.17%(21)
Net investment loss				(0.82)%	(1.57)%	(1.56)%	(0.66)%	(1.43)%	(1.42)%
Portfolio Turnover of the Portfolio				72%	72%	72%	98%	98%	98%

	Special Equities Fund

	Year Ended December 31,

	2005(1)			2004(1)^

	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of year	$10.740	$10.800	$10.800	$10.360	$10.500	$10.500^

Income (loss) from operations
Net investment loss	$ (0.132)	$ (0.212)	$ (0.212)	$ (0.136)	$ (0.214)	$ (0.214)^
Net realized and unrealized gain	0.882	0.872	0.872	0.516	0.514	0.514^

Total income from operations	$ 0.750	$ 0.660	$ 0.660	$ 0.380	$ 0.300	$ 0.300^

Net asset value - End of year	$11.490	$11.460	$11.460	$10.740	$10.800	$10.800^

Total Return(2)	6.96%	6.11%	6.10%	3.72%	2.86%	2.88%^

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,627	$ 2,624	$ 2,191	$42,778	$ 3,436	$ 2,757^
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.76%	2.51%	2.51%	1.63%(21)	2.38%(21)	2.38%(21)^
Expenses after custodian fee reduction(3)	1.76%	2.51%	2.51%	1.63%(21)	2.38%(21)	2.38%(21)^
Net investment loss	(1.24)%	(1.99)%	(1.99)%	(1.36)%	(2.12)%	(2.12)%^
Portfolio Turnover of the Portfolio	207%	207%	207%	264%	264%	264%^

(See footnotes on last page.)

45

(1)	Net investment income (loss) per share was computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of its corresponding Portfolio’s/Portfolios’ allocated expenses.

(4)	The investment adviser voluntarily waived a portion of its investment advisory fees on one or more of the Portfolios. Had such actions not been taken, the ratios would have been the same.

(5)	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(6)	For the period from the start of business on June 20, 2005 to December 31, 2005.

(7)	Not annualized.

(8)	For the Portfolio fiscal year January 1, 2005 through December 31, 2005.

(9)	During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.

(10)	The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended December 31, 2005 and 2004, respectively).

(11)	Represents less than 0.01%.

(12)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(13)	For the period from the commencement of operations, December 28, 2004, to December 31, 2004.

(14)	For the period from the commencement of operations, February 18, 2004, to December 31, 2004.

(15)	Annualized.

(16)	The investment adviser of the Portfolio voluntarily waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.37%, 0.69%, 0.69%, 0.49% and 0.81% for Class A, 0.79% for Class B and 0.80% for Class C of average daily net assets for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively).

(17)	The net increase from gains through the Funds’ investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio’s investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.

(18)	The investment adviser and/or the administrator subsidized certain operating expenses (equal to 0.41%, 0.31%, 0.57%, 0.74% and 3.03% of average daily net assets for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively). Absent this subsidy, total return would be lower.

(19)	Portfolio turnover represents the rate of portfolio activity for the period while Small-Cap Value Fund was making investments directly into Small-Cap Value Portfolio.

(20)	Includes the Fund’s share of the Portfolio’s expenses while the Fund was making investments directly in the Portfolio.

(21)	The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended December 31, 2006 and 2004, respectively).

(22)	Less than $0.001 per share.

(23)	For the Portfolio’s fiscal year ended December 31, 2007.

(24)	For the period from the start of business, May 3, 2007, to December 31, 2007.

46

More Information

^

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc. ^Two International Place Boston, MA ^02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: Youcan obtain moreinformation from Eaton Vance Shareholder Services or the Fund transfer agent, ^PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
PO Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8am - 7pm ET

^The Fund’s Investment Company Act No. is 811-01545.	COMBEQP
^480-5/09	© ^2009 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION ^May 1, 2009

Eaton Vance Balanced Fund
Eaton Vance Dividend Builder Fund
Eaton Vance Large-Cap Growth Fund
Eaton Vance Large-Cap Value Fund
Eaton Vance Small-Cap ^Fund
Eaton Vance Small-Cap Value Fund
Eaton Vance Special Equities Fund

^ Two International Place Boston, MA 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their corresponding Portfolios. Each Fund and Portfolio are diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Special Investment Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

		Page		Page
Strategies and Risks		2	Purchasing and Redeeming Shares	27
Investment Restrictions		7	Sales Charges	28
Management and Organization		9^	Performance	31
Investment Advisory and Administrative Services		17	Taxes	33
Other Service Providers		25	Portfolio Securities Transactions	^37
Calculation of Net Asset Value		26	Financial Statements	39

Appendix A:	Class A Fees, Performance and Ownership	^41	Appendix E: Class R Fees, Performance and Ownership	^55
Appendix B:	Class B Fees, Performance and Ownership	^45	Appendix F: Eaton Vance Funds Proxy Voting Policy and Procedures	^57
Appendix C:	Class C Fees, Performance and Ownership	^49	Appendix G: Adviser Proxy Voting Policies and Procedures	^59
Appendix D:	Class I Fees, Performance and Ownership	^53	Appendix H: Fox Proxy Voting Policy	^63

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds’ prospectus dated ^May 1, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© ^2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Equity Investments. Equity investments include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred stocks and other convertible debt instruments; and warrants.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, ^may not pass-through voting or other shareholder rights, and ^may be less ^liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts and stock index futures, exchange-traded and over-the-counter ("OTC") options on securities, indices or currencies; the purchase of put options and the sale of call options on securities held, and equity swaps; and the purchase and sale of currency futures and forward foreign currency exchange contracts.

In addition, Investment Grade Income Portfolio may invest in credit derivatives (which are instruments that derive their value from the credit risks of an entity or group of entities) which may be purchased or sold to enhance return, to hedge against fluctuations in securities prices, market conditions, or as a substitute for the purchase and sale of securities. From time to time the Portfolio may use credit derivatives to gain a particular exposure to credit risk. Credit derivatives utilized may include credit default swaps, total return swaps or OTC options, where the reference entity (or obligation) is a single entity, a group of entities or an index. The reference entity or entities may be a corporation, the federal government and any of its agencies or instrumentalities, and foreign governments or any of their agencies or instrumentalities. The credit rating of the reference entity will be limited to a rating of BBB or higher by a nationally recognized statistical rating organization provided that the Portfolio may invest up to 15% of total assets in credit derivatives where the credit rating of the referenced entity or entities is lower than BBB. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Portfolio’s or Small-Cap Value Fund’s initial investment in these instruments. In addition, a Portfolio or Small-Cap Value Fund may lose the entire premium paid for purchased options before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Leverage enhances a Portfolio’s or Small-Cap Value Fund’s exposure to the price volatility of derivative instruments it holds. A Portfolio’s or Small-Cap Value Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset.

Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio’s or Small-Cap Value Fund’s assets. OTC derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses. The use of derivatives is a highly specialized activity that involve skills different from conducting ordinary portfolio securities transactions. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio and Small-Cap Value Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. There can be no assurance that a Portfolio’s or Small-Cap Value Fund’s use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

Real Estate Investment Trusts. Balanced Fund, each Portfolio (except Large-Cap Growth Portfolio) and Small-Cap Value Fund may invest in real estate investment trusts ("REITs"), and therefore, are subject to the special risks associated with the real estate industry and market to the extent a Portfolio or Small-Cap Value Fund invests in REITs. Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates.

By investing in REITs indirectly through a Portfolio, the Fund will bear REIT expenses in addition to Portfolio expenses.

Mortgage-Backed and Asset-Backed Securities. While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income. Asset-backed securities include securities backed by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities, utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of those bonds and loans. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain asset-backed securities may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the net asset value of the Fund. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized mortgage obligations (“CMOs”) are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of the CMO, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed securities.

When-Issued Securities. Each Portfolio and Small-Cap Value Fund may purchase debt securities on a when-issued basis; that is delivery and payment for the securities normally take place up to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio or Small-Cap Value Fund enters into the purchase commitment. Securities purchased on a when-issued basis are subject to changes in value. Therefore, to the extent that a Portfolio or Small-Cap Value Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio’s or Small-Cap Value Fund’s net asset value than if it solely set aside cash to pay for when-issued securities.

Short Sales. Each Portfolio and Small-Cap Value Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio and Small-Cap Value Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Fixed-Income Securities. Each Portfolio and Small-Cap Value Fund may purchase fixed-income securities. Fixed-income securities include bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other asset-backed and collateralized obligations). In the case of Investment Grade Income

Portfolio, fixed-income securities may also include preferred stocks and convertible debt securities. During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, a Portfolio or Small-Cap Value Fund may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, a Portfolio or Small-Cap Value Fund may incur additional expense seeking recovery of an investment that is in default.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Capital Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Fund and Special Equities Portfolio may not invest more than 5% of net assets in fixed-income securities rated below investment grade (BBB by S&P or Baa by Moody’s or lower).

Repurchase Agreements. Each Portfolio and Small-Cap Value Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio and Small-Cap Value Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio or Small-Cap Value Fund purchased may have decreased, the Portfolio or Small-Cap Value Fund could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio’s or Small-Cap Value Fund’s repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Pooled Investment Vehicles. Each Portfolio and Small-Cap Value Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. Each Portfolio and Small-Cap Value Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each Portfolio and Small-Cap Value Fund. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If a ^Portfolio and Small-Cap Value Fund invests in Cash Management Portfolio, an affiliated money market fund, the management fee paid on such investment will be credited against the ^Portfolio and Small-Cap Value Fund management ^fee.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio and Small-Cap Value Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Securities Lending. As described in the prospectus, each Portfolio and Small-Cap Value Fund may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. Cash collateral received by a Portfolio and Small-Cap Value Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio and Small-Cap Value Fund to BMR.

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares of Dividend Builder Fund, Large-Cap Growth Fund and Large-Cap Value Fund and Class A shares of the other Funds at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Portfolio and Small-Cap Value Fund may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Investment Grade Income Portfolio may also invest in such instruments in pursuit of its objectives. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities.

Portfolio Turnover. While it is not the policy of a Portfolio or Small-Cap Value Fund to purchase securities with a view to short-term profits, each Portfolio and Small-Cap Value Fund will dispose of securities without regard to the time they have been held if such action seems advisable. The portfolio turnover rate of each Portfolio and Small-Cap Value Fund has exceeded and/or may exceed 100% (200% in the case of Capital Growth Portfolio, Small-Cap ^Portfolio and Special Equities Portfolio). A high turnover rate (100% or more) necessarily involves greater expenses to a Fund and may result in a realization of net short-term capital gains. Historical turnover rates are included in the Financial Highlights tables in the Prospectus.

Diversified Status. Each Portfolio and Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total ^assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. ^Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

Investing in a Portfolio. A Fund (or any other investor in a Portfolio) may withdraw all or a portion of its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective. A Fund’s investment performance and expense ratios may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2)	Borrow money or issue senior securities, except as permitted by the 1940 Act; or

(3)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

In addition, Balanced Fund, Dividend Builder Fund, Large-Cap Value Fund, Small-Cap ^Fund and Special Equities Fund may not:

(4)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(5)	Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); or

(6)	Invest in commodities (in the case of Small-Cap ^Fund) or physical commodities (in the case of Balanced Fund, Dividend Builder Fund, Large-Cap Value Fund and Special Equities Fund) or commodity contracts for the purchase and sale of physical commodities.

In addition, Balanced Fund may not:

(7)	Invest 25% or more of the value of its total assets at the time of acquisition in any one industry with public utility companies (being electric utility companies, natural gas producing companies, transmission companies, telephone companies, and water works companies) being considered separate industries.

In addition, Large-Cap Value Fund, Small-Cap ^Fund and Special Equities Fund may not:

(8)	Underwrite securities of other issuers.

In addition, Large-Cap Value Fund and Special Equities Fund may not:

(9)	Concentrate 25% or more of its assets in any one industry (provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

In addition, Dividend Builder Fund may not:

(10)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933; or

(11)	Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund’s total assets (taken at market value) except that the Fund will concentrate at least 25% of its investments in utility stocks (as described in the prospectus).

In addition, Small-Cap ^Fund may not:

(12)	Invest 25% or more of its assets in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, Large-Cap Growth Fund and Small-Cap Value Fund may not:

(13)	Purchase any securities or evidences of interest therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(14)	Engage in the underwriting of securities;

(15)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities; or

(16)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; and Balanced Fund may invest in two or more open-end management investment companies which together have substantially the same investment objectives, policies and restrictions as the Fund. In addition, Balanced Fund and its corresponding Portfolios may not underwrite securities of other issuers.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio. In addition, a Portfolio may invest in other open-end management investment companies in reliance on ^ Section 12(d)(1)(G) of the 1940 Act to the extent that a Fund or any other investor in a Portfolio acquires securities in the Portfolio in reliance on Section 12(d)(1)(G) of such Act.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. They may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of a Fund’s or a Portfolio’s acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or a Portfolio, as the case may be, to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limiting on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “^Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is ^Two International Place, Boston, Massachusetts ^02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund (see "Principal Underwriter" under "Other Service Providers"). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

^

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee and	Trustee since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^173	Director of EVC
5/31/58	President of the	and President of	President of EV, Chief Executive Officer and President of Eaton Vance
	Trust	the Trust since	and BMR, and Director of EVD. Trustee and/or officer of ^173
		2002	registered investment companies and ^4 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	^173	None
1/2/63			Harvard University Graduate School of Business Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	173	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	173	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None
7/10/40

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	173	Director of Federal Home Loan
3/22/48			Adjunct Professor of Finance, Peking University, Beijing, China (since		Bank of Boston (a bank for
			2005).		banks) and BJ’s Wholesale
Club, Inc. (wholesale club
retailer); Trustee of SPDR Index
Shares Funds and SPDR Series
Trust (exchange traded funds)

HEIDI L. STEIGER	Trustee	Since 2007	^Managing Partner, Topridge Associates LLC (global wealth	173	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		insurance provider) and Aviva
			wealth management firm). Formerly, President and Contributing		USA (insurance provider)
Editor, Worth Magazine (2004-2005). Formerly, Executive Vice
President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).

LYNN A. STOUT	Trustee	^Trustee of the	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^173	None
9/14/57		Trust since 1998;	and Professor of Law (2001-2006), University of California at Los
		of Large-Cap	Angeles School of Law.
Growth Portfolio
since 2002, of
Capital Growth,
Investment Grade
Income and Small-
Cap Portfolios since
2000, of Large-
Cap Value, Special
Equities and
Dividend Builder
Portfolios since
1998

RALPH F. VERNI	Chairman of the	Chairman of the	Consultant and private investor.	^173	None
1/26/43	Board and Trustee	Board since 2007
and Trustee since
2005

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
	Position(s) with	Term of Office and
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
^
MICHAEL A. ALLISON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^22 registered investment companies managed
10/26/64			by Eaton Vance or BMR.

ARIEH COLL	Vice President of Capital Growth	Since 2000	Vice President of Eaton Vance and BMR. Officer of 4 registered investment companies managed by
11/9/63	Portfolio		Eaton Vance or BMR.

J. SCOTT CRAIG	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR since January 2005. Formerly, Director-Real Estate Equities
3/15/63			and REIT Portfolio Manager at The Northwestern Mutual Life Insurance Company (1992-2004).
Officer of ^16 registered investment companies managed by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of Dividend Builder	Since 2008	Director of Equity Research and a Vice President of Eaton Vance and BMR. ^Officer of 30 registered
12/4/72	Portfolio		investment companies managed by Eaton Vance or BMR.

GREGORY R. GREENE	Vice President of the Trust	Since 2006	Managing Director of Fox Asset Management LLC ("Fox") and member of the Investment
11/13/66			Committee. Officer of ^17 registered investment companies managed by Eaton Vance or BMR.
^
DUKE E. LAFLAMME	Vice President of the Trust and	Vice President of the Trust since	Vice President of Eaton Vance and BMR. Officer of 18 registered investment companies managed
7/8/69	Investment Grade Income Portfolio	2001 and Investment Grade	by Eaton Vance or BMR.
Income Portfolio since 2006

THOMAS H. LUSTER	Vice President of the Trust and	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^50 registered investment companies managed
4/8/62	Investment Grade Income Portfolio		by Eaton Vance or BMR.

MICHAEL R. MACH	Vice President of Large-Cap Value	Vice President of Large-Cap Value	Vice President of Eaton Vance and BMR. Officer of ^24 registered investment companies managed
7/15/47	Portfolio and the Trust	Portfolio since 1999 and the Trust	by Eaton Vance or BMR.
since 2006

ROBERT J. MILMORE	Vice President of the Trust	Since 2006	Vice President of Fox and member of the Investment Committee. Previously, Manager of
4/3/69			International Treasury of Cendant Corporation (2001-2005). Officer of ^17 registered investment companies managed by Eaton Vance or BMR.

J. BRADLEY OHLMULLER	Vice President of the Trust	Since 2008	Principal of Fox and member of the Investment Committee. Previously, Vice President and research
6/14/68			analyst at Goldman Sachs & Co. (2001-2004). Officer of ^17 registered investment companies managed by Eaton Vance or BMR.

LEWIS R. PIANTEDOSI	Vice President of Large-Cap Growth	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^2 registered investment companies managed
8/10/65	Portfolio		by Eaton Vance or BMR.

DUNCAN W. RICHARDSON	^President of Capital Growth,	^President of the Portfolios since	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57	Dividend Builder, Large-Cap	2002 and Vice President of the	and BMR. Officer of 81 registered investment companies managed by Eaton Vance or BMR.
	Growth, Large-Cap Value, Small-	Trust since 2006
Cap and Special Equities
Portfolios and Vice President of the
Trust

WALTER A. ROW, III	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^23 registered investment companies managed
7/20/57			by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President of Dividend Builder	Vice President of Dividend Builder	Vice President of Eaton Vance and BMR. Officer of ^53 registered investment companies managed
8/21/54	Portfolio and the Trust	Portfolio since 1999 and the Trust	by Eaton Vance or BMR.
since 2006

MICHAEL W. WEILHEIMER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^25 registered investment companies managed
2/11/61			by Eaton Vance or BMR.

NANCY B. TOOKE	^Vice President of Small-Cap and	Since 2006	Vice President of Eaton Vance and BMR^. Previously, Senior Managing Director and small- and mid-
10/25/46	Special Equities Portfolios		cap core portfolio manager with ForstmannLeff Associates (2004-2006). Previously, Executive
Vice President and portfolio manager with Schroder Investment Management North America, Inc.
(1994-2004). Officer of 3 registered investment companies managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Treasurer of the Trust since 2005	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
6/19/57		and the Portfolios since 2008^	managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	^Secretary and Chief Legal Officer	^Secretary since 2007 and Chief	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
5/24/60		Legal Officer since 2008	managed by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
7/11/53			managed by Eaton Vance or BMR.
^
^

The Board of Trustees of the Trust and the Portfolios have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). Each of the Committees are comprised of only noninterested Trustees.

^Mmes. Stout (Chair), Peters and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^December 31, 2008, the Governance Committee convened ^           times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. ^Park (Chair) and Verni and Mmes. Steiger and Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Board of Trustees has designated ^Mr. ^Park, ^a noninterested Trustee, as audit committee financial ^expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable ^SEC and ^stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended ^December 31, 2008, the Audit Committee convened ^_____ times.

Messrs. ^Verni (Chair), Esty, Freedman, Park and Pearlman and Ms. Peters are currently members of the Contract Review Committee of the Board of Trustees of the Trust and the Portfolios. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees of the Trust and the Portfolios. During the fiscal year ended ^December 31, 2008, the Contract Review Committee convened^           times.

Messrs. ^Esty (Chair) and Freedman and Ms. Peters are currently members of the Portfolio Management Committee of the Board of Trustees of the Trust and the Portfolios. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Fund and Portfolios, giving special attention to the performance of certain Fund and Portfolios that it or the Board of Trustees identifies from time to time. ^During the fiscal year ended ^December 31, 2008, the Portfolio Management Committee convened         times.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee of the Board of Trustees of the Trust and the Portfolios. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. ^ During the fiscal year ended December 31, 2008, the Compliance Reports and Regulatory Matters Committee ^convened        times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2008. Interests in a Portfolio cannot be purchased by a Trustee.

Dollar Range of Equity Securities Owned by
^
	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.
Fund Name	Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	^Peters(2)	Steiger(2)	Lynn A. Stout(2)	Ralph F. Verni(2)
	^		^	^	^	^	^	^	^
Balanced Fund		^(3)
Dividend Builder	^	^	^	^	^	^	^	^	^
Fund
Large-Cap Growth	^	^	^	^	^	^	^	^	^
Fund
Large-Cap Value	^	^	^	^	^	^	^	^	^
Fund
Small-Cap ^	^	^	^	^	^	^	^	^	^
Fund
Small-Cap Value	^	^	^	^	^	^	^	^	^
Fund
	^	^	^	^	^	^	^		^
Special Equities Fund								^^(4)
Aggregate Dollar
Range of Equity
Securities Owned in
all Registered Funds
Overseen by Trustee
in the Eaton Vance	^	^	^		^	^	^
Family of Funds				^(4)				^^(4)	^(4)

(1)	Interested Trustee.
(2)	Noninterested Trustee.
(3)	Includes shares held by Mr. Faust’s spouse.
(4)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2007 and December 31, ^2008, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2007 and December 31, ^2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on a Portfolio’s assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios.) During the fiscal year ended ^December 31, 2008, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, ^2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1) :

^
^Helen Frame
Source of Compensation	Benjamin C. Esty	Allen R. Freedman	William H. Park(3)	Ronald A. Pearlman	Peters	Heidi L. Steiger	Lynn A. Stout(4)	Ralph F. Verni(5)
Trust(2)	$^	$^	$^	$^	$^	$^	$^	$^
Capital Growth Portfolio ^		^	^	^	^	^	^	^
Dividend Builder Portfolio^		^	^	^	^	^	^	^
Investment Grade Income
Portfolio	^	^	^	^	^	^	^	^
Large-Cap Growth
Portfolio	^	^	^	^	^	^	^	^
Large-Cap Value Portfolio^		^	^	^	^	^	^	^
Small-Cap ^Portfolio	^	^	^	^	^	^	^	^
Special Equities Portfolio ^		^	^	^	^	^	^	^
Trust and Fund
Complex(1)	^	^	^(6)	^	^	^	^(7)	^(8)

(1)	As of May 1, ^2009, the Eaton Vance fund complex consists of ^173 registered investment companies or series thereof. Ms. Peters was elected as a Trustee effective November 17, 2008, and thus the compensation figures listed for the Trust and Fund Complex are estimated for the calendar year ended December 31, 2008 based on amounts she would have received if she had been a Trustee for the full 2008 calendar year. ^Norton H. ^Reamer retired as a Trustee on July 1, ^2008. For the fiscal year ended December 31, ^2008, Mr. ^Reamer received Trustee fees of $^_____ from the Trust, $^___ from Capital Growth Portfolio, $^____ from Dividend Builder Portfolio, $^___ from Investment Grade Income Portfolio, $^___ from Large-Cap Growth Portfolio, $^____ from Large-Cap Value Portfolio, $^__ from Small-Cap ^Portfolio and $^___ from Special Equities Portfolio. For the calendar year ended December 31, ^2008, he received $^_______ from the Trust and Fund Complex.
(2)	The Trust consisted of 17 Funds as of ^December 31, 2008.
(3)	Includes deferred compensation as follows: Capital Growth - $^____; Dividend Builder - $^____; Investment Grade Income - $^____; Large-Cap Growth - $^____; Large-Cap Value - $^____; Small-Cap ^ - $^____; and Special Equities - $^____
(4)	Includes deferred compensation as follows: Capital Growth - $^____; Dividend Builder - $^____; Investment Grade Income - $^____; Large-Cap Growth - $^____; Large-Cap Value - $^____; Small-Cap ^ - $^____; and Special Equities - $^____
(5)	Includes deferred compensation as follows: Capital Growth - $^____; Dividend Builder - $^____; Investment Grade Income - $^____; Large-Cap Growth - $^____; Large-Cap Value - $^____; Small-Cap ^ - $^____; and Special Equities - $^____
(6)	Includes $80,000 of deferred compensation.
(7)	Includes $45,000 of deferred compensation.
(8)	Includes $128,750 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was established under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. Prior thereto, the Trust existed as a Massachusetts corporation organized on October 11, 1967. On May 1, ^2006, ^Large-Cap Growth Fund changed its name from ^"Eaton Vance ^Large-Cap ^Core Fund" to "Eaton Vance Large-Cap ^Growth Fund". ^On May 1, ^2007, ^Large-Cap ^Growth Fund ^added Class I shares. On ^August 15, ^2007, ^Dividend Builder Fund changed its name from "Eaton Vance ^Utilities Fund" to "Eaton Vance ^Dividend Builder Fund". On ^August 29, ^2008, ^Small-Cap Growth Fund added Class I shares. On ^September 1, ^2008, ^Small-Cap Fund ^changed its name from "Eaton Vance ^Small-Cap Growth Fund" to "Eaton Vance ^Small-Cap Fund".

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 - Large-Cap Value, Special Equities and Dividend Builder Portfolios, February 28, 2000 - Capital Growth, Small-Cap^ and Investment Grade Income Portfolios and June 18, 2002 - Large-Cap Growth Portfolio, and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing^.

^

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and subadviser and adopted the proxy voting policies and procedures of the investment adviser and subadviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser and Sub-Adviser Policies, see Appendix F, Appendix G and Appendix H. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and Small-Cap Value Fund and provides related office facilities and personnel subject to the supervision of the Portfolio’s and Small-Cap Value Fund’s Board of Trustees. The investment adviser (or, in the case of Small-Cap Value Fund, with respect to certain matters, the sub-adviser) furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio or Small-Cap Value Fund and what portion, if any, of the Portfolio’s and Small-Cap Value Fund’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio and Small-Cap Value Fund who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that Capital Growth Portfolio, Investment Grade Income Porfolio and Special Equities Portfolio pay the investment adviser, see the prospectus.

For a description of the compensation that Dividend Builder Portfolio pays the investment adviser on average daily net assets up to $1 billion, see the prospectus. Effective June 14, 2004, on net assets of $1 billion or more, BMR has contractually agreed to reduce the advisory fee payable by Dividend Builder Portfolio under the Investment Advisory Agreement as follows:

Dividend Builder Portfolio
Annualized Fee Rate
Average Daily Net Assets for the Month	(for each level)
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5500%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%

This contractual reduction for Dividend Builder Portfolio, which cannot be terminated or modified without Trustee and shareholder consent, was accepted by a vote of the Trustees on June 14, 2004.

For a description of the compensation that Large-Cap Growth Portfolio pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over, the annual fee is reduced and the advisory fee is computed as follows:

Large-Cap Growth Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

For a description of the compensation that Large-Cap Value Portfolio pays the investment adviser on daily net assets up to $5 billion, see the prospectus. Effective March 27, 2006, BMR has contractually agreed to reduce the advisory fee payable by Large-Cap Value Portfolio under the Investment Advisory Agreement on net asset of $5 billion or more as follows:

Large-Cap Value Portfolio
Annualized Fee Rate
Average Daily Net Assets for the Month	(for each level)
$5 billion but less than $10 billion	0.5750%
$10 billion and over	0.5550%

This contractual reduction for Large-Cap Value Portfolio, which cannot be terminated or modified without Trustee and shareholder consent, was accepted by a vote of the Trustees on March 27, 2006.

For a description of the compensation that Small-Cap ^Portfolio pays the investment adviser on daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over, the annual fee is reduced and the advisory fee is computed as follows:

Small-Cap ^Portfolio
Annualized Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.6875%
$1 billion but less than $1.5 billion	0.6250%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%

For a description of the compensation that Small-Cap Value Fund pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

Small-Cap Value Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%

Pursuant to the Investment Sub-Advisory Agreement between BMR and Fox Asset Management Inc. ("Fox"), BMR pays the following compensation to Fox for providing sub-advisory services to Small-Cap Value Fund:

Small-Cap Value Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.75000%
$500 million but less than $1 billion	0.71875%
$1 billion but less than $2.5 billion	0.68750%
$2.5 billion but less than $5 billion	0.65625%
$5 billion and over	0.62500%

At December 31, 2008, Small-Cap Value Fund had net assets of $^__________. For the fiscal years ended December 31, ^2008, ^2007 and ^2006, the Fund paid advisory fees of $^_______, $^227,^795 and $^216,^689, respectively. For the fiscal years ended December 31, ^2008, ^2007 and ^2006, Eaton Vance was allocated $^_______, $^92,^671 and $^66,^625, respectively, of Small-Cap Value Fund’s operating expenses. In addition, BMR paid Fox sub-advisory fees of $_______, $170,^846 and $162,516 ^for the fiscal years ended December 31, ^2008, ^2007 and ^2006, respectively.

The following table sets forth the net assets of the foregoing Portfolios at December 31, ^2008, the advisory fees for the three fiscal years ended December 31, ^2008, the reduction for the allocable portion from Cash Management Portfolio for fiscal year ended December 31, ^2008 and the investment advisory fee paid or accrued directy by the Portfolio.

					Reduction for
					Allocable Portion
					from Cash	Advisory Fee
					Management	Paid or Accrued
					Portfolio	Directly by
			Advisory Fee for Fiscal Years Ended		Advisory Fee	the Portfolio
	^Net Assets at
Portfolio	12/31/^08	12/31/^08	12/31/^07	12/31/06	12/31/^08	12/31/^08
Capital Growth(1)	$^	$^	$^726,^312	$ 661,507	$^	$^
Dividend Builder(2)	^	^	^9,^970,^441	6,910,366	^	^
Investment Grade Income	^	^	^682,^815	645,601	^	^
Large-Cap Growth(3)	^	^	^700,^166	323,154	^	^
Large-Cap Value(4)	^	^	^34,^616,^479	19,011,868	^	^
Small-^Cap(5)	^	^	^248,^700	201,214	^	^
Special Equities(6)	^	^	^340,^735	273,222	^	^

(1)	Effective May 1, 2004, BMR has agreed to reduce the advisory fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services ("Third-Party Research Services"). For the fiscal ^year ended December 31, ^2006, BMR waived $2,482 ^for Capital Growth Portfolio.
(2)	For the fiscal ^year ended December 31, ^2006, BMR waived $8,369 ^for Third-Party Research Services for Dividend Builder Portfolio.
(3)	For the ^year ended December 31, 2006, BMR reimbursed the Portfolio $385 for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines.
(4)	For the fiscal years ended December 31, ^2008, ^2007 and ^2006, BMR waived $^_____, $^33,^846 and $^79,^202, respectively, for Third-Party Research Services for Large-Cap Value Portfolio.
(5)	For the fiscal ^year ended December 31, ^2006, BMR waived $15 ^for Third-Party Research Services for Small-Cap ^Portfolio.
(6)	For the fiscal ^year ended December 31, ^2006, BMR waived $622 ^for Third-Party Research Services for Special Equities Portfolio.

Each Investment Advisory Agreement and the Investment Sub-Advisory Agreement for Small-Cap Value Fund with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of Small-Cap Value Fund, or a Portfolio, as the case may be, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of Small-Cap Value Fund, or a Portfolio, as the case may be, or by vote of a majority of the outstanding voting securities of the Small-Cap Value Fund or a Portfolio, as the case may be. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Small-Cap Value Fund or a Portfolio, as the case may be, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance ^Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr.^, Dorothy E. Puhy, Duncan W. Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, ^Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton ^Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and sub-adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance or the sub-adviser, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About Fox. Fox, ^a majority-owned ^affiliate of EVC, is a New Jersey-based registered investment adviser that manages equity, fixed-income and balanced portfolios. At December 31, ^2008, Fox’s assets under management totalled approximately $^1.8 billion.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of Small-Cap Value Fund and each Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to Small-Cap Value Fund and the Portfolios. The following tables show, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Capital Growth Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Arieh Coll
Registered Investment Companies	^	^$^	^	^$^
Other Pooled Investment Vehicles	^	^$^	^	^$^
Other Accounts	^	^$^	^	^$^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Dividend Builder Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Judith A. Saryan(1)
Registered Investment
Companies(2)	^	$^	^	$^
Other Pooled Investment Vehicles	^	$^	^	$^
Other Accounts	^	$^	^	$^
Charles B. Gaffney
Registered Investment Companies	^	$^	^	$^
Other Pooled Investment Vehicles	^	$^	^	$^
Other Accounts	^	$^	^	$^

Investment Grade Income	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Duke E. Laflamme
Registered Investment Companies	^	^$^	^	^$^
Other Pooled Investment Vehicles	^	^$^	^	^$^
Other Accounts	^	^$^	^	^$^
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Large-Cap Growth Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Duncan W. Richardson(1)
Registered Investment
Companies(2)	^	^$	^	^$^
Other Pooled Investment
Vehicles(3)	^	^$	^	^$^
Other Accounts	^	^$^	^	^$^
Lewis R. Piantedosi	^	^	^	^
Registered Investment Companies	^	^$	^	^$^
Other Pooled Investment Vehicles	^	^$^	^	^$^
Other Accounts	^	^$^	^	^$^
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Large-Cap Value Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Michael R. Mach(1)
Registered Investment
Companies(2)	^	^$	^	^$^
Other Pooled Investment Vehicles	^	^$	^	^$^
Other Accounts	^	^$^	^	^$^
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Small-Cap ^Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Nancy B. Tooke
Registered Investment Companies	^	^$^	^	^$^
Other Pooled Investment Vehicles	^	^$^	^	^$^
Other Accounts	^	^$^	^	^$^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Small-Cap Value Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Gregory R. Greene
Registered Investment Companies	^	^$^	^	^$^
Other Pooled Investment Vehicles	^	^$^	^	^$^
Other Accounts	^	^$^	^	^$^
Robert J. Milmore
Registered Investment Companies	^	^$^	^	^$^
Other Pooled Investment Vehicles	^	^$^	^	^$^
Other Accounts	^	^$^	^	^$^
J. Bradley Ohlmuller
Registered Investment Companies	^	^$^	^	^$^
Other Pooled Investment Vehicles	^	^$^	^	^$^
Other Accounts	^	^$^	^	^$^
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Special Equities Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Nancy B. Tooke
Registered Investment Companies	^	^$^	^	^$^
Other Pooled Investment Vehicles	^	^$^	^	^$^
Other Accounts	^	^$^	^	^$^

*	In millions of dollars. ^
(1)	Certain of the funds that Messrs. Mach and Richardson and Ms. Saryan serve as portfolio ^managers may invest in underlying portfolios that they also serve as portfolio manager.
(2)	Numbers provided include certain investment companies structured as fund of funds which invest in funds in the Eaton Vance Complex advised by other portfolio managers.
(3)	Mr. Richardson serves as portfolio manager for pooled investment vehicles that invest a substantial portion of their assets in a registered investment company for which Mr. Richardson also serves as portfolio manager.

The following table shows the dollar range of shares beneficially owned of each Fund by the portfolio manager as of each Fund’s most recent fiscal year ended December 31, ^2008 and in all Eaton Vance Funds as of December 31, ^2008. Generally, interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Balanced Fund
Arieh Coll	^	^
Duke E. Laflamme	^	^
Michael R. Mach	^	^
Dividend Builder Fund
Judith A. Saryan	^	^
Charles B. Gaffney	^	^
Large-Cap Growth Fund	^	^
Duncan W. Richardson	^	^
Lewis R. Piantedosi	^	^
Large-Cap Value Fund	^
Michael R. Mach	^	^
Small-Cap ^Fund
Nancy B. Tooke	^	^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Small-Cap Value Fund
Gregory R. Greene	^	^
Robert J. Milmore	^	^
J. Bradley Ohlmuller	^	^
Special Equities Fund
Nancy B. Tooke	^	^
* Mr. Mach owns interests in Capital Growth Portfolio, which is one of the investment options of Balanced Fund.

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of a Portfolio’s or Small-Cap Value Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio or Small-Cap Value Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Portfolio and Small-Cap Value Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio and Small-Cap Value Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s and sub-adviser’s trading practices, inlcuding among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock ^and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis^. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Compensation Structure for Fox. Compensation of Fox portfolio managers and other investment professional has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock. Fox investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Fox employees. Compensation of Fox investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect near or shortly after the end of each calendar year.

Method used by Fox to Determine Compensation. Fox compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The performance of accounts for which Fox is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Fox seeks to compensate portfolio managers commensurate with their responsibilities and performance and competitive with other firms within the investment management industry. Fox utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Fox’s overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Fox portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund. Large-Cap Growth Fund, Small-Cap ^Fund and Small-Cap Value Fund are each authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Effective October 22, 2007, Balanced Fund is authorized to pay Eaton Vance an administrative fee of up to 0.10% annually of average daily net assets for providing administrative services to the Fund. Eaton Vance does not currently receive a fee for serving as administrator of the other Funds. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

The following table sets forth the net assets of Large-Cap Growth Fund, Small-Cap ^ Fund and Small-Cap Value Fund at December 31, 2006 and the administration fees paid or accrued during the three fiscal years ended December 31, 2008.

Administration Fee Paid for Fiscal Years Ended
^Net Assets at
Fund	12/31/^08	12/31/^08	12/31/^07	12/31/^06
Balanced Fund	$^	$^^	$^26,306(4)	n/a
Large-Cap Growth Fund(1)	^	^^	$^136,^611	$^69,^407
Small-Cap ^Fund(2)	^	^	0	0
Small-Cap Value Fund(3)	^	^	^34,^169	^32,^503

(1)	In addition, the Administrator was allocated $57,249 ^of Fund operating expenses during the ^year ended December 31, ^2006.
(2)	For the years ended December 31, ^2008, ^2007 and ^2006, absent a fee reduction, Small-Cap ^Fund would have paid Eaton Vance $^_____, $^24,^580 and $18,^586, respectively. For the fiscal years ended December 31, ^2008, ^2007 and ^2006, Eaton Vance reimbursed ^$_____, $^35,^484 and $66,^768, respectively, of Small-Cap ^Fund’s operating expenses.
(3)	In addition, the Administrator was allocated $_______, $92,^671 and $66,625 ^of Fund operating expenses during the years ended December 31, ^2008, ^2007 and ^2006, respectively.
(4)	For the period October 22, 2007 to December 31, 2007.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds^Each Fund will pay a pro rate share of such fee. For the fiscal year ended December 31, 2008,^the transfer agent accrued for or paid the following to Eaton Vance for sub-transfer agency services performed on behalf of each Fund:

Balanced	Dividend Builder	Large-Cap Growth	Large-Cap Value	Small-Cap^	Small-Cap Value	Special Equities
$	$	$	$	$	$	$

Expenses. Each Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), ^Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class B, Class C and/or Class R shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class B, Class C and/or Class R shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. State Street has custody of all cash and securities representing a Fund’s interest in a Portfolio, has custody of each Portfolio’s and Small-Cap Value Fund’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio’s and Small-Cap Value Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. ^____________________, ^________________________, is the independent registered public accounting firm of each Fund and Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio and Fund is computed by State Street (as agent and custodian for each Portfolio and Fund) by subtracting the liabilities of the Portfolio and Fund from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business ^holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the ^Exchange ^is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Portfolio and Small-Cap Value Fund have established the following procedures for the fair valuation of the Portfolio’s and Small-Cap Value Fund’s assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official ^closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued ^for the day of valuation ^at the ^last sale price from any exchange ^on which the ^option is listed. If no such sales are ^reported, ^such ^portion will be valued at the mean ^of the ^closing bid and asked prices ^on the valuation day as reported by the Options Price Reporting Authority. Futures positions on securities and currencies generally are valued at closing settlement prices. Most seasoned fixed-rate 30 year mortgage-backed securities (which are mortgage-backed securities ("MBS") that include loans that have had a history of refinancing opportunities) are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate mortgage-backed securities are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value.

Foreign securities and currencies held by a Portfolio are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the ^Exchange. In adjusting the value of foreign securities, the Portfolio may rely on an independent fair valuation service. Investments held by the Portfolio for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-sheltered plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B, Class C and/or Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund or Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities (withdrawn from the Portfolio, if applicable). The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5%

of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years automatically convert to the Fund’s Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares are considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account also converts to Class A shares. This portion is determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. Class A, Class C and Class R shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii)

pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% (in the case of Class B of each Fund except Large-Cap Growth Fund, Small-Cap Fund and Small-Cap Value Fund) and 6.25% (in the case of Class C of each Fund and Class B of Large-Cap Growth Fund, Small-Cap Fund and Small-Cap Value Fund) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trust also has in effect a compensation-type Distribution Plan (the "Class R Plan") pursuant to Rule 12b-1 under the 1940 Act for the Large-Cap Value Fund’s Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to an annual rate of 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis of up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid monthly in arrears. For the distribution and service fees paid by Class R shares, see Appendix E.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on^ : June 23,

1997 for Balanced, Dividend Builder, Large-Cap Value, Small-Cap and Special Equities Funds; March 18, 2002 for Small-Cap Value Fund; June 18, 2002 for Large-Cap Core Fund; and June 16, 2003 for the Class R Plan of Large-Cap Value Fund. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C, Appendix D and Appendix E.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in the Portfolio, including other investment companies.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of each Portfolio’s and Small-Cap Value Fund’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annualand semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.comand are available upon request at no cost by contacting Eaton Vance at 1-800-262-^1122. Each Fund also willpost a complete list of its portfolio holdings (including Portfolio holdings, if any) as of each calendar quarter endon the Eaton Vance website approximately 30 days(60 days in the case of Small-Cap, Small-Cap Value and SpecialEquities Funds) after calendar quarter end. ^
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.

  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the ^Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus^; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, ^Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage- backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio or Small-Cap Value Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be ^treated and intends to qualify each ^year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. ^Each Fund qualified as a RIC for its fiscal year ended December 31, 2008. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because each Fund (except Small-Cap Value Fund) invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

A Portfolio’s and Small-Cap Value Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio or Small-Cap Value Fund, defer Portfolio and Small-Cap Value Fund losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, a Portfolio or Small-Cap Value Fund may make or receive periodic net payments. A Portfolio or Small-Cap Value Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio or Small-Cap Value Fund has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio or Small-Vap Value Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In general, gain or loss on a short sale is recognized when a Portfolio or Small-Cap Value Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Portfolio’s or Small-Cap Value Fund’s hands. Except with respect to certain situtations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a Portfolio or Small-Cap Value Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a Portfolio or Small-Cap Value Fund for more than one year. In general, a Portfolio or Small-Cap Value Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” ("PFICs") could subject a Portfolio or Small-Vap Value Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If a Portfolio or Small-Cap Value Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund and Portfolio or Small-Cap Value Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Portfolio and Small-Cap Value Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Portfolio and Small-Cap Value Fund were to make a mark-to-market election with respect to a PFIC, the Portfolio or Fund, as the case may be, would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Portfolio and Small-Cap Value Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. A Portfolio and Small-Cap Value Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. A Portfolio and Small-Cap Value Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

Each Portfolio and Small-Cap Value Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio and Small-Cap Value Fund will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends allocated by the Portfolio to the Fund and received by a Fund shareholder to be qualified dividend income, each Portfolio or Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to each Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by each Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by each Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Certain types of income received by a Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause a Fund to be subject to tax if certain “disqualifed organizations" as defined by the Code are Fund shareholders.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Certain investments of a Portfolio and Small-Cap Value Fund may bear original issue discount or market discount for tax purposes, which will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by such Portfolio or Small-Cap Value Fund and, in order to avoid a tax payable by a Fund which invests in such Portfolio, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to shareholders.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that a Fund designates as “short-term capital gains dividends” or “long-term capital gains dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder.

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the ^IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Portfolio’s investment adviser or, in the case of Small-Cap Value Fund, Fox, as that Fund’s sub-adviser. As used below, "investment adviser" refers to BMR and Fox, as applicable. Each Portfolio and Small-Cap Value Fund are responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Portfolio, Small-Cap Value Fund and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, when the investment adviser executes Portfolio securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by a Portfolio or Small-Cap Value Fund by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by a Portfolio or Small-Cap Value Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for a Portfolio or Small-Cap Value Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio or Small-Cap Value Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio or Small-Cap Value Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio or Small-Cap Value Fund from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the ^three fiscal years ended December 31, 2008, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

^

					Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Portfolio	12/31/08	12/31/07	12/31/06^	^12/31/08	^12/31/08
Capital Growth	$	$ 460,916	$ 498,135^	$^	$^
Dividend Builder		2,094,153	2,380,954^	^	^
Investment Grade Income		0	0^	^	^
Large-Cap Growth		69,253	58,375^	^	^
Large-Cap Value		3,978,064	3,466,173^	^	^
Small-Cap^		58,994	76,842^	^	^
Small-Cap Value		30,161	36,490^	^	^
Special Equities		91,872	117,456^	^	^

As of ^December 31, 2008, each Portfolio and Small-Cap Value Fund held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^

Fund/Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Capital Growth Portfolio	^	^
Dividend Builder Portfolio	^	^
Investment Grade Income Portfolio	^	^
Large-Cap Value Portfolio	^	^
Large-Cap Growth Portfolio	^	^
Small-Cap^ Portfolio	^	^
Small-Cap Value Fund	^	^
Special Equities Portfolio	^	^

FINANCIAL STATEMENTS

The audited financial statements of, and the independent registered public accounting firm’s reports for, the Funds and certain Portfolios, appear in the Funds’ most recent annual reports to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI. ^

^

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended December 31, 2008, as previously filed electronically with the SEC:

Eaton Vance Balanced Fund
Capital Growth Portfolio
Investment Grade Income Portfolio
Eaton Vance Dividend Builder Fund
Dividend Builder Portfolio
Eaton Vance Large-Cap Growth Fund
Large-Cap Growth Portfolio
Eaton Vance Large-Cap Value Fund
Large-Cap Value Portfolio
Eaton Vance Small-Cap Fund
(formerly Eaton Vance Small-Cap Growth Fund)
Eaton Vance Small-Cap Portfolio
(formerly Small-Cap Growth Portfolio)
Eaton Vance Small-Cap Value Fund
Eaton Vance Special Equities Fund
Special Equities Portfolio
(Accession No. 0001104659-07-_
_________
)

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended December 31, 2008, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

^
				CDSC Paid to		Distribution and Service
	Total Sales	Sales Charges to	Sales Charges to	Principal	Total Distribution and	Fees Paid
Fund	Charges Paid	Investment Dealers	Principal Underwriter	Underwriter	Service Fees	to Investment Dealers
Balanced	$^	$^	$^	$^	$^	$^
Dividend Builder	^	^	^	^	^	^
Large-Cap Growth	^	^	^	^	^	^
Large-Cap Value	^	^	^	^	^	^
Small-Cap ^	^	^	^	^	^	^
Small-Cap Value	^	^	^	^	^	^
Special Equities	^	^	^	^	^	^

For the fiscal years ended ^December 31, 2007 and ^December 31, 2006, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.^

	December 31, 2007	December 31, 2007	December 31, 2006	December 31, 2006
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
Balanced	$	$	$^	$^
Dividend Builder			^	^
Large-Cap Growth			^	^
Large-Cap Value			^	^
Small-Cap Growth			^	^
Small-Cap Value			^	^
Special Equities			^	^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Balanced Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Dividend Builder Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Large-Cap Growth Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
The Fund commenced operations of Class A shares on September 9, 2002.

Large-Cap Value Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Small-Cap ^Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year*	Five Year*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Small-Cap Value Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	%	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	%	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	%	^%^	^%^
The Fund commenced operations of Class A shares on June 28, 2002.

Special Equities Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Balanced Fund	^Charles Schwab & Co., Inc.	San Francisco, CA	5.8%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.0%
Dividend Builder Fund	^Charles Schwab & Co., Inc.	San Francisco, CA	14.1%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	9.3%
Large-Cap Growth Fund	^Patterson & Co. FBO EV Master Trust for Retirement Plans -	Charlotte, NC	12.8%
	Eaton Vance Management Profit Sharing Plan
	Charles Schwab & Co., Inc.	San Francisco, CA	11.9%
	PIMS/Prudential Retirement as Nominee for the TTEE/Cust Pl	Bedford, MA	6.2%
	719 GSI Group Corpation
Large-Cap Value Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	9.2%

	Charles Schwab & Co., Inc.	San Francisco, CA	7.1%
	Citigroup Global Markets, Inc.	New York, NY	7.0%
Small-Cap ^Fund	^Charles Schwab & Co., Inc.	San Francisco, CA	21.3%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	17.6%
Small-Cap Value Fund	^Charles Schwab & Co., Inc.	San Francisco, CA	9.5%
Special Equities Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	8.0%
	Citigroup Global Markets, Inc.	New York, NY	7.4%
	Charles Schwab & Co., Inc.	San Francisco, CA	6.5%

The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended^ December 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

^
Commissions Paid
	by Principal	Distribution Fee				Service Fees
	Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Fund	Investment Dealers	Principal Underwriter	Principal Underwriter	Charges	Fees	Investment Dealers
Balanced	$^	$^	$^	$^	$^	$^
Dividend Builder	^	^	^	^	^	^
Large-Cap Growth	^	^	^	^	^	^
Large-Cap Value	^	^	^	^	^	^
Small-Cap	^	^	^	^	^	^
Small-Cap Value	^	^	^	^	^	^
Special Equities	^	^	^	^	^	^

Performance Information. The tables below indicate the cumulative and average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 for all Funds except Large-Cap Growth Fund, Small-Cap^ Fund and Small-Cap Value Fund reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund’s commencement of operations reflects the total return of Class A, adjusted to reflect the Class B CDSC. Total return of Small-Cap Growth Fund prior to May 7, 2002 reflects the total return of Class A (adjusted for the Class B CDSC). The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the Class B total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Balanced Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Dividend Builder Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Large-Cap Growth Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
The Fund commenced operations of Class B Shares on September 9, 2002.

Large-Cap Value Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Small-Cap ^Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
The Fund commenced operations of Class B Shares on May 7, 2002. Class A commenced operations on January 2, 1997.

Small-Cap Value Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
The Fund commenced operations of Class B Shares on July 9, 2002.

Special Equities Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^:

Balanced Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.3%
	Citigroup Global Markets, Inc.	New York, NY	5.3%
Dividend Builder Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	15.4%
Large-Cap Growth Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	8.9%
Large-Cap Value Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	10.8%
	Citigroup Global Markets, Inc.	New York, NY	10.8%
Small-Cap ^Fund	^PFPC Trust Co. cust. R/O IRA FBO Leonard Vitate	Thiells, NY	8.1%
Special Equities Fund	^Citigroup Global Markets, Inc.	New York, NY	15.3%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.3%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^December 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

Commission Paid by
	Principal Underwriter to	Distribution Fee				Service Fees
	Investment	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Fund	Dealers	Principal Underwriter	Principal Underwriter	Charges	Fees	Investment Dealers
Balanced	$^	$^	$^	$^	$^	$^
Dividend Builder	^	^	^	^	^	^
Large-Cap Growth	^	^	^	^	^	^
Large-Cap Value	^	^	^	^	^	^
Small-Cap^	^	^	^	^	^	^
Small-Cap Value	^	^	^	^	^	^
Special Equities	^	^	^	^	^	^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 for all Funds except Large-Cap Growth Fund, Small-Cap ^Fund and Small-Cap Value Fund reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C CDSC. Total return of Small-Cap Growth Fund prior to May 3, 2002 reflects the total return of Class A (adjusted for the Class C CDSC). The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Balanced Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Dividend Builder Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Large-Cap Growth Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
The Fund commenced operations of Class C shares on September 9, 2002.

Large-Cap Value Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Small-Cap ^Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
The Fund commenced operations of Class C shares on May 3, 2002. Class A commenced operations on January 2, 1997.

Small-Cap Value Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
The Fund commenced operations of Class C shares on July 3, 2002.

Special Equities Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Balanced Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	14.7%
	Citigroup Global Markets, Inc.	New York, NY	9.6%
Dividend Builder Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	22.7%
	Citigroup Global Markets, Inc.	New York, NY	12.8%
	Morgan Stanley	Jersey City, NJ	6.4%
Large-Cap Growth Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	25.3%
Large-Cap Value Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	30.3%
	Citigroup Global Markets, Inc.	New York, NY	16.1%
Small-Cap ^Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	25.4%
Small-Cap Value Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	10.2%

Special Equities Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	12.4%
	Citigroup Global Markets, Inc.	New York, NY	10.5%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX D

Class I Fees, Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return for the period prior to December 28, 2004^, June 20, 2005 and May 3, 2007 for Large-Cap Value Fund, Dividend Builder Fund and Large-Cap Growth Fund, respectively, reflects the total return of each Fund’s Class A shares, adjusted to reflect the fact that Class I does not impose a sales charge. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class I total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Dividend Builder Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	^%^	^%^	^%^
^After Taxes on Distributions^	^%^	^%^	^%^
After Taxes on Distributions and Redemption	^%^	^%^	^%^
The Fund commenced operations of Class I shares on June 20, 2005.

Large-Cap Growth Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes	^%^	^%^	^%^
After Taxes on Distributions	^%^	^%^	^%^
After Taxes on Distributions and Redemption	^%^	^%^	^%^
The Fund commenced operations of Class I shares on May 3, 2007.

Large-Cap Value Fund	Length of Period Ended December 31, 2008^
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	^%^	^%^	^%^
After Taxes on Distributions	^%^	^%^	^%^
After Taxes on Distributions and Redemption	^%^	^%^	^%^
The Fund commenced operations of Class I shares on December 28, 2004.

Small-Cap Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes	^%^	^%^	^%^
After Taxes on Distributions	^%^	^%^	^%^
After Taxes on Distributions and Redemption	^%^	^%^	^%^
The Fund commenced operations of Class I shares on September 1, 2009.

Control Persons and Principal Holders of Securities. As at ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following record owners held the amounts of Class I shares indicated below, which were held either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which they have voting power under certain limited circumstances:

Dividend Builder Fund	^Patterson & Co. FBO Eaton Vance Master Trust for Retirement	Charlotte, NC	17.9%
	Plans Eaton Vance Management Savings Plan
	Patterson & Co. FBO Eaton Vance Mgt. PS/MP Self-Directed u/a	Charlotte, NC	8.5%
	dated 10/1/1999
	Raymond James & Assoc. Inc., FBO Preik Family Foundation	Amelia Island, FL	6.4%
	Patterson & Co. FBO Eaton Vance Master Tr. for Ret. Plan, Eaton	Charlotte, NC	5.2%
	Vance Management PSP
Large-Cap Growth Fund	^Wells Fargo Bank NA FBO Retirement Plan SVCS	Minneapolis, MN	71.7%
Large-Cap Value Fund	^NFS LLC FEBO FIIOC As Agent for Qualified Employee Benefit	Covington, KY	6.6%
	Plans 401K FINOPS-IC Funds
	Charles Schwab & Co. Inc.	San Francisco, CA	5.9%
Small-Cap Fund	Currie & Co, c/o Fiduciary Trust Co. Intl.	New York, NY	67.6%
	NFS LLC FEBO MD Financial Bank	Rosemont, IL	32.1%

The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX E

Class R Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^December 31, 2008, the following table shows for Large-Cap Value Fund (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid, and (3) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

Distribution Fee		Service Fees
Paid to	Total Service	Paid to
Principal Underwriter	Fees Paid	Investment Dealers
$^	$^	$^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of the Fund was first offered reflects the total return of the Fund’s Class A shares. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class R total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Large-Cap Value Fund	Length of Period Ended ^December 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
The Fund commenced operations of Class R shares on February 18, 2004.

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Large-Cap Value Fund	^Hartford Life Insurance Co. Separate Account ATTN Justin Smith	Windsor, CT	27.9%
	ING Life Insurance and Annuity Co.	Hartford, CT	18.3%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.1%
	ING National Trust	Hartford, CT	5.5%
	Wachovia Bank FBO Various Retirement Plans	Charlotte, NC	5.4%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX F

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX G

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

	A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

	B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request. Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

	C.	Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.	Proxy Voting Guidelines (“Guidelines”)

	A.	General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

	B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

	C.	Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

	D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.      Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F.      Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.     WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2.     NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3.     OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.	Assessment of Agent and Identification and Resolution of Conflicts with Clients

	A.	Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

	B.	Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

	•	Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

	•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

	•	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

	•	If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter. • If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
• The client, in the case of an individual or corporate client;

• In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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APPENDIX H

FOX ASSET MANAGEMENT PROXY VOTING POLICY

Introduction

Fox Asset Management (“Fox”) has adopted and implemented policies (and the procedures into which they are incorporated) that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Fox’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

For those accounts which Fox has undertaken to vote proxies, Fox retains the final authority and responsibility for such voting. On behalf of its valued clients, Fox:

(1) applies a proxy voting policy consistently;

(2)documents the reasons for voting; and

(3)maintains records of voting activities for clients and regulating authorities.

To facilitate the proxy voting process, Fox utilizes Broadridge’s ProxyEdge system to assist in the process of meeting notifications, voting, tracking, mailing, reporting and record maintenance necessary for the appropriate management of client accounts. ProxyEdge provides proxy information based on share positions provided directly to Broadridge by the custodian and facilitates Fox’s proxy votes through an automated electronic interface.

Voting Policy

Fox manages client accounts solely in the best interest of the recipients or beneficiaries of the funds it is investing. Industry standards of care, skill, prudence and diligence are brought to bear on every investment action. This philosophy of prudence is applied to proxy voting as well.

Fox purchases an equity, focusing on the ability of the company’s board of directors and senior management to improve shareholder value. However, the confidence in management shown by Fox’s purchase of the stock does not transfer to automatic voting procedures whereby Fox “rubber stamps” its wishes on the proxy ballot.

Fox views the proxy as an economic instrument, and makes proxy voting decisions based on financial criteria when present. At the same time, decisions will, whenever possible, protect the rights of its clients as shareholders. Thus, in making a proxy voting decision, two primary considerations are in effect: first, the economic impact of the proposal; and second, the impact of the proposal on shareholder rights.

For Fox’s clients who are supportive of timely--and sometimes controversial--social issues, Fox will attempt to vote proxies in a manner that reflects their perspective. However, it should be noted that Fox will support a social ballot item only after a careful assessment of the extent to which the outcome that is advocated in the social proposal would impair or injure the company’s chances to fulfill its mission and meet its growth targets.

Therefore, to summarize all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which Fox is voting. In other words, proxy voting guidelines are just that – guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered “routine,” outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Approval of Independent Auditors

Fox believes that the relationship between the company and its auditors should be limited primarily to the audit engagement, and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. Fox will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

Taft-Hartley Voting Policy

The Taft-Hartley Voting Policy is based on the AFL-CIO Proxy Voting Guidelines, which comply with all fiduciary standards delineated by the U.S. Department of Labor. Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act, or ERISA. ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary dutires of loyalty and prudence. The duty of loyalty required that the voting fiduciary exercise proxy-voting authority solely in the interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria, when present, and that a clear process exists for evaluating proxy issues.

The Taft-Hartley Voting Policy was carefully crafted to meet these requirements by promoting long-term shareholder value. Fox will assess the short-term and long-term impact of a vote, and will promote a position that is consistent with the long-term economic best interests of plan beneficiaries and participants.

The Taft-Hartley guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests and tender offer defenses - major voting items that can have a significant effect on long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:

•Corporate policies that affect job security and wage levels;

•Corporate policies that affect local economic development and stability;

•Corporate responsibility to employees and communities; and

•Workplace safety and health issues.

Therefore, to summarize, all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which we are voting. In other words, proxy-voting guidelines are just that - guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Specific Policies-Management Proposals

1.When voting on common, management-sponsored initiatives, Fox generally, although not always, votes in support of management.

a. Uncontested election of directors

i) Fox will assess the attendance record of board members, and potentially withhold support based on a poor attendance. Poor attendance can be defined as failing to attend 75% of the scheduled board meetings.

ii) In re-electing incumbent directors, the long-term performance of the company relative to its peers—Fox will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

iii) Existence of any prior SEC violations and/or other criminal offenses—Fox will not vote in favor of a director nominee who, to Fox’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

b. Approval of auditors provided they are independent as per the Sarbanes-Oxley Act.

c. Directors’ liability and indemnification. Liability and indemnification proposals will be supported if the provisions conform with state law.

d. General updating or passing corrective amendments to charter. e. Elimination of preemptive rights. f. Approval of a stock split. g. Separate the positions of Chairman and Chief Executive Officer.

2. When voting items, which have a potential positive financial or best interest impact, Fox generally, although not always, votes in support of management.

a. Capitalization changes which eliminate other classes of stock and differential voting rights.

b. Changes in common stock authorization for stock splits, stock dividends, and other specified needs which are no more than 100% of the existing authorization.

c.	Stock purchase plans that conform with Section 423 of the Internal Revenue Code. However, plans with voting power dilution of greater than 10% will not be supported.

d.	Other stock-based plans which are appropriately structured.

e.	Reductions in supermajority vote requirements.

f.	Adoption of anti-greenmail provisions.

g.	Mergers and acquisitions that are positive to shareholders after considering the following criteria: anticipated financial and operating benefits; offer price (cost v. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

h.	Mutual Funds: Approve or amend investment advisory agreement if the fee is comparable to similar funds.

i.	Mutual Funds: Approve change in fundamental investment policies if there is no significant change in risk or in investment objective.

3.	When voting items which have a potential negative financial or best interest impact, Fox generally, although not always, votes to oppose management.

a.	Elimination of cumulative voting.

b.	Capitalization changes which add classes of stock which are “blank check” in nature or that dilute the voting interests of existing shareholders.

c.	Increases in capitalization authorization greater than 100% where management does not offer an appropriate rationale for the increase or that appear to be contrary to the best interests of existing shareholders.

d.	Anti-takeover provisions which serve to prevent the majority of shareholders from exercising their rights or which effectively deter appropriate tender offers and other offers.

e.	Amendments to bylaws which would require supermajority shareholder votes to pass or repeal certain provisions.

f.	Classified boards of directors.

g.	Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or which trigger provisions which prevent legitimate offers from proceeding.

h.	Excessive compensation or non-salary compensation-related proposals.

i.	Excessive change-in-control provisions embedded in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

j.	Approve or amend director age restrictions.

k.	Adjournment of meeting in order to solicit additional votes.

l.	“Other business as properly comes before the meeting” proposals which give a “blank check” to those acting as proxy.

Specific Policies-Shareholder Proposals

Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders.

All shareholder proposals are examined closely to determine economic impact and the impact on the interests of shareholders.

1.	When voting shareholder proposals, Fox in general supports the following items:

i)	Adoption of CERES Principles.

ii)	Anti-greenmail provisions.

iii)	Auditors should attend the annual meeting of shareholders.

iv)	Bylaw or charter amendments to be made only with shareholder approval.

v)	Confidential voting.

vi)	Election of the board on an annual basis (declassify the board).

vii)	Elimination of outside directors’ retirement benefits.

viii)	Establishing independent audit, nominating, or compensation committees.

ix)	Expanded reporting of financial or compensation information, within reason.

x)	Opting-out of state business combination provisions.

xi)	Reduction or elimination of supermajority vote requirements.

xii)	Requiring a majority of independent directors on the board.

xiii)	Submit shareholder rights plan (poison pill) to vote, or redeem the plan.

xiv)	Undo various anti-takeover related provisions.

   b)     Specific Considerations for Labor Organizations or Mandates

i)	Corporate conduct and human rights. Principles relating to company investment in countries with patterms of human rights abuses (Northern Ireland, Burma, former Soviet Union and China).

ii)	Equality principles on sexual orientation.

iii)	Fair lending resolutions that call for financial institutions to comply with lending regulations and/or establish fair lending goals.

iv)	Proposals regarding equal employment opportunities and discrimination.

v)	Reports on foreign military sales and economic conversion facilities.

   c)   Specific Considerations for Religious Organizations or Mandates

i)	Human resources issues.

ii)	Maquiladora Standards and International Operations Policies.

iii)	McBride Principles.

iv)	Military Business.

v)	Proposals regarding equal employment opportunities and discrimination.

vi)	Requests that companies end their production of legal, but socially questionable, products.

   d)   Specific Considerations for Socially Conscious Organizations or Mandates

i)	Energy and the environment.

ii)	Equal credit opportunity.

iii)	Equality principles on sexual orientation.

iv)	Human resources issues.

v)	Maquiladora Standards and International Operations Policies.

vi)	Military business.

vii)	Northern Ireland and other human rights related issues.

viii)	Proposals regarding equal employment opportunities and discrimination.

ix)	Requests that companies end their production of legal, but socially or morally questionable, products.

  2.     When voting shareholder proposals, Fox in general opposes the following items:

i)	Adoption of labor standards for foreign and domestic suppliers.

ii)	Establishing a mandatory retirement age for directors.

iii)	Limiting tenure of directors.

iv)	Proposals which require inappropriate endorsements or corporate actions.

v)	Reports which are costly to provide, would require duplicative efforts, would require expenditures which are of a non-business nature, or would provide no pertinent information from the perspective of ERISA shareholders.

vi)	Requiring directors to own stock before being eligible to be elected.

vii)	Restrictions related to social, political, or special interest issues which negatively impact the ability of the company to do business or be competitive .

b)	Specific Considerations for Labor Organizations or Mandates

i)	Spin-off of defense business and tobacco-related business.

c)	Specific Considerations for Religious Organinizations or Mandates

i)	Equality principles on sexual orientation.

d)	Specific Considerations for Socially Conscious Organizations or Mandates

i)	No specific provisions.

3.	When voting shareholder proposals, Fox in general abstains on the following items:

i)	Energy and the environment.

ii)	Equality principles on sexual orientation.

iii)	Human resources issues.

iv)	Maquiladora Standards and International Operations Policies.

v)	Military business.

vi)	Northern Ireland.

vii)	Proposals regarding equal employment opportunities and discrimination.

viii)	Requests that companies end their production of legal, but socially questionable, products.

b)	Specific Considerations for Labor Organizations or Mandates

i)	No specific provisions.

c)	Specific Considerations for Religious Organinizations or Mandates

i)	No specific provisions.

d)	Specific Considerations for Socially Conscious Organizations or Mandates

i)	No specific provisions.

Corporate Governance

Corporate governance issues may include, but are not limited to, the following:

A.	Corporate Defenses. Although Fox will review each proposal on a case-by-case basis, Fox will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Fox will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

B.	Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/ or liquidations. In determining the vote on these types of proposals, Fox will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

Identification and Resolution of Conflicts with Clients

As fiduciaries of their clients, Fox puts the interests of its clients ahead of its own. In order to ensure that relevant personnel at Fox are able to identify potential conflicts of interest, Fox will take the following steps:

1)	Quarterly, the Fox Compliance department will seek information from the heads of each department of Fox. Each department head (operations, wrap, marketing and trading) will be asked to provide a list of significant business relationships or prospective significant business relationships of Fox. An example would be a brokerage firm or corporate client that represents a large source of assets for Fox.

   2)   The CCO will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

3)	The Proxy Administrator will then compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Fox CCO and the Chief Investment Officer.

The CCO and the CIO will then determine if a conflict of interest exists between Fox and the client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

1)	If the Proxy Administrator expects to vote the proxy (in consultation with the appropriate Investment Committee member) of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies), he or she will 1) inform the CCO and the CIO of that fact and, 2) vote the proxies and 3) record the existence of the conflict and the resolution of the matter.

2)	If the Proxy Administrator intends to vote (in consultation with the appropriate Investment Committee member) in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material on the client(s) involved, Fox will seek instruction on how the proxy should be voted from:

a)	The client, in the case of an individual or corporate client;

b)	In the case of a Fund its board of directors, or any committee identified by the board; or

c)	The advisor, in situations where Fox acts as a sub-advisor to such advisor.

Fox Asset Management will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or the advisor, as the case may be, fails to instruct Fox on how to vote the proxy, Fox will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of Fox to vote its clients proxies would have a material adverse economic impact on Fox’ clients’ securities holdings in the Conflicted Company, Fox may vote such proxies to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Recordkeeping

Fox will maintain records relating to the proxies it votes on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of Fox’s proxy voting policies and procedures;
  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to Fox, Fox does not need to retain a separate copy of the proxy statement);
  A record of each vote cast;
  A copy of any document created by Fox that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and Fox’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of Fox for two years after they are created.

^

PART C - OTHER INFORMATION

Item 23.	Exhibits (with inapplicable items omitted)

(a) (1)	Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a)
to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

(2)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-
Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868)
and incorporated herein by reference.

(3)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(1)(3) to
Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-
001208) and incorporated herein by reference.

(4)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial
Interest, Without Par Value effective November 17, 2008 filed as Exhibit (a)(4) to Post-
Effective Amendment No. 91 filed January 2, 2009 (Accession No. 0000940394-09-000005)
and incorporated herein by reference.

(b) (1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

(3)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective
Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

(4)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 74 filed April 29, 2005 (Accession No. 0000940394-05-000457) and
incorporated herein by reference.

(5)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective
Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

(6)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective
Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and
incorporated herein by reference.

(c)	Reference is made to Item 23(a) and 23(b) above.

(d) (1)	Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging
Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment
No. 45 filed December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional
Short Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective
Amendment No. 66 filed December 30, 2002 (Accession No. 0000940394-02-000786) and
incorporated herein by reference.

                                                                                         C-1

(3)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Small-Cap Value Fund, and Boston Management and Research dated April 13,
2004 filed as Exhibit (d)(3) to Post-Effective Amendment No. 70 filed April 28, 2004
(Accession No. 0000940394-04-000434) and incorporated herein by reference.

(4)	Investment Sub-Advisory Agreement between Boston Management and Research and Fox
Asset Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed as
Exhibit (d)(4) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.

(5)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Real Estate Fund, and Eaton Vance Management dated February 13, 2006 filed as
Exhibit (d)(5) to Post-Effective Amendment No. 75 filed February 14, 2006 and incorporated herein by reference.

(6)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Capital & Income Strategies Fund, and Eaton Vance Management dated
November 13, 2006 filed as Exhibit (d)(6) to Post-Effective Amendment No. 83 filed
December 27, 2006 and incorporated herein by reference.

(7)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Equity Asset Allocation Fund, and Eaton Vance Management dated November
13, 2006 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

(8) (a)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Enhanced Equity Option Income Fund, and Eaton Vance Management dated
February 11, 2008 filed as Exhibit (d)(8) to Post-Effective Amendment No. 87 filed February
28, 2008 (Accession No. 0000940394-08-000203) and incorporated herein by reference.

(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Enhanced Equity Option Income Fund and Eaton Vance
Management filed as Exhibit (d)(8)(b) to Post-Effective Amendment No. 90 filed August 28,
2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(9) (a)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund dated February 11,
2008 filed as Exhibit (d)(9) to Post-Effective Amendment No. 89 filed April 25, 2008
(Accession No. 0000940394-08-000678) and incorporated herein by reference.

(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and
Parametric Risk Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund filed as
Exhibit (d)(9)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No.
0000940394-08-001208) and incorporated herein by reference.

(10) (a)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Risk-Managed Equity Option Income Fund, and Eaton Vance Management dated
February 11, 2008 filed as Exhibit (d)(10) to Post-Effective Amendment No. 87 filed February
28, 2008 (Accession No. 0000940394-08-000203) and incorporated herein by reference.

                                                                                   C-2

(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Risk-Managed Equity Option Income Fund and Eaton Vance
Management filed as Exhibit (a)(10)(b) to Post-Effective Amendment No. 90 filed August 28,
2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(11) (a)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund dated February 11,
2008 filed as Exhibit (d)(11) to Post-Effective Amendment No. 89 filed April 25, 2008
(Accession No. 0000940394-08-000678) and incorporated herein by reference.

(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and
Parametric Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund
filed as Exhibit (d)(11)(b) to Post-Effective Amendment No. 90 filed August 28, 2008
(Accession No. 0000940394-08-001208) and incorporated herein by reference.

(e) (1) (a)	Amended and Restated Distribution Agreement between Eaton Vance Special Investment
Trust and Eaton Vance Distributors, Inc. effective June 16, 2003 with attached Schedule A filed as Exhibit (e)(1)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

(b)	Schedule A effective December 10, 2007 to Amended and Restated Distribution Agreement
dated June 16, 2003 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 86 filed
December 14, 2007 (Accession No. 0000940394-07-002080) and incorporated herein by reference.

(2)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(f)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g) (1)	Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as
Exhibit (8) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

(2)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 43 filed April 29, 1996
(Accession No. 0000940394-96-000194) and incorporated herein by reference.

(3)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

(4)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 33-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

                                                                                      C-3

(5)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos.
333-32267, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-000125) and incorporated herein by reference.

(h) (1) (a)	Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective
Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (5)(a)(2) to Post-Effective
Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and
incorporated herein by reference.

(2)	Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton
Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit
(h)(2) to Post-Effective Amendment No. 52 filed October 20, 1998 (Accession No.
0000950156-98-000643) and incorporated herein by reference.

(3) (a)	Amended Administrative Services Agreement between Eaton Vance Special Investment Trust
(on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June
19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10,
1997 and incorporated herein by reference.

(4) (a)	Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated October 15,
2007 filed as Exhibit (h)(4)(a) to Post-Effective Amendment No. 86 filed December 14, 2007
(Accession No. 0000940394-07-002080) and incorporated herein by reference.

(b)	Amendment to Schedule A dated February 11, 2008 to Administrative Services Agreement filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 87 filed February 28, 2008
(Accession No. 0000940394-08-000203) and incorporated herein by reference.

(5)	Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated
October 21, 2002 filed as Exhibit (h)(5) to Post-Effective Amendment No. 66 filed December
30, 2002 and incorporated herein by reference.

(6)	Transfer Agency Agreement dated August 1, 2008 between PNC Global Investment Servicing
Inc. and Eaton Vance Management filed as Exhibit (h)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258) (Accession No. 0000940394-
08-001324) filed October 27, 2008 and incorporated herein by reference.

(7)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective No. 109 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed August 25, 2005 (Accession No.
0000940394-05-000983) and incorporated herein by reference.

                                                                                    C-4

(8)	Expense Reduction Agreement effective March 27, 2006 between Eaton Vance Special
Investment Trust, Eaton Vance Management and Lloyd George Investment Management
(Bermuda) Ltd. filed as Exhibit (h)(8) to Post-Effective Amendment No. 77 filed April 27,
2006 (Accession No. 0000940394-06-000423) and incorporated herein by reference.

(9)	Fee Reduction Agreement dated October 15, 2007 between Eaton Vance Special Investment
Trust on behalf of Eaton Vance Balanced Fund and Eaton Vance Management filed as Exhibit
(h)(9) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No.
0000940394-07-002080) and incorporated herein by reference.

(10) (a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and the
Trusts (on behalf of certain of their series) listed on Schedule A thereto dated October 16,
2007 filed as Exhibit (h)(5) to Post-Effective Amendment No. 131 of Eaton Vance Mutual
Funds Trust (File Nos. 02-90946, 811-4015) filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.

(b)	Amended Schedule A effective March 1, 2009 to the Expense Waivers/Reimbursements
Agreement filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 139 of Eaton Vance
Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed February 26, 2009 (Accession No.
0000940394-09-000139) and incorporated herein by reference.

(i) (1)	Opinion of Internal Counsel dated December 31, 2008 filed as Exhibit (i) to Post-Effective
Amendment No. 91 filed January 2, 2009 (Accession No. 0000940394-09-000005) and
incorporated herein by reference.

(2)	Consent of Internal Counsel dated February 26, 2009 filed herewith.

(m) (1) (a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1)(a) to Post-Effective
Amendment No. 81 filed July 7, 2006 and incorporated herein by reference.

(b)	Amended Schedule A to Class A Distribution Plan dated November 17, 2008 filed as Exhibit
(m)(1)(b) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

(2) (a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 (for each of its Series listed on Schedule A) filed as Exhibit (15)(b) to Post-Effective Amendment
No. 48 filed October 10, 1997 and incorporated herein by reference.

(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (15)(b)(1) to Post-Effective
Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.

(3) (a)	Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

(b)	Amended Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and
incorporated herein by reference.

                                                                                   C-5

(4) (a)	Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

(b)	Amended Schedule A to Class C Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective
Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

(5)	Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed July 9,
2003 and incorporated herein by reference.

(n) (1)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File
Nos. 02-90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.

(2)	Schedule A effective November 17, 2008 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 28 of Eaton Vance Municipals Trust II
(File Nos. 33-71320, 811-8134) filed November 20, 2008 (Accession No. 0000940394-08-
001433) and incorporated herein by reference.

(3)	Schedule B effective November 17, 2008 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(3) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

(4)	Schedule C effective November 17, 2008 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(4) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

(p) (1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised October 1, 2008 filed as Exhibit (p)(1) to Post-
Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258)
filed October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.

(2)	Code of Ethics adopted by the Lloyd George Management Group, which includes: Lloyd
George Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd,
Lloyd George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong
Kong) Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management
(Singapore) Pte Ltd and the LGM Funds effective December 2004, as revised October 2008 filed as Exhibit (p)(2) to Post-Effective Amendment No. 102 of Eaton Vance Growth Trust
(File Nos. 2-22019 and 811-1241) filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.

(3)	Code of Ethics adopted by Fox Asset Management LLC effective January 31, 2006, as revised
April 21, 2008 filed as Exhibit (p)(3) to Post-Effective Amendment No. 89 filed April 25, 2008
(Accession No. 0000940394-08-000678) and incorporated herein by reference.

(4)	Code of Ethics adopted by Parametric Risk Advisors LLC effective January 1, 2009 filed herewith.

                                                                                              C-6

(q) (1)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos.
33-52, 811-4409) filed November 29, 2005 (Accession No. 0000940394-05-001357) and
incorporated herein by reference.

(2)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Grade Income Portfolio, Large Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap
Growth Portfolio, Special Equities Portfolio, South Asia Portfolio and Utilities Portfolio dated
November 1, 2005, filed as Exhibit (q)(2) to Post-Effective Amendment No. 93 of Eaton
Vance Growth Trust (File Nos. 2-22019, 811-1241) filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.

(3)	Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap
Growth Portfolio, South Asia Portfolio and Utilities Portfolio dated November 1, 2005, filed as Exhibit (q)(3) to Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos.
2-22019, 811-1241) filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.

(4)	Power of Attorney for Special Equities Portfolio filed as Exhibit (q)(5) to Post-Effective
Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed
December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(5)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-
22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-001402) and
incorporated herein by reference.

(6)	Powers of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November
1, 2005 filed as Exhibit (q)(7) to Post-Effective Amendment No. 94 of Eaton Vance Growth
Trust (File Nos. 2-22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-
001402) and incorporated herein by reference.

(7)	Power of Attorney for Eaton Vance Special Investment Trust dated January 25, 2006, filed as
Exhibit (q)(2) to Post-Effective Amendment No. 104 of Eaton Vance Growth Trust (File Nos.
33-572, 811-4409) filed January 30, 2006 (Accession No. 0000940394-06-001408) and
incorporated herein by reference.

(8)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Grade Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective
Amendment No. 75 filed February 14, 2006 (Accession No. 0000940394-06-000187) and
incorporated herein by reference.

(9)	Power of Attorney for Investment Grade Income Portfolio and Large-Cap Core Portfolio dated
November 1, 2005 filed as Exhibit (q)(17) to Post-Effective Amendment No. 112 of Eaton
Vance Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed February 27, 2006 (Accession
No. 0000940394-06-000201) and incorporated herein by reference.

                                                                                           C-7

(10)	Powers of Attorney for Special Investment Trust dated April 23, 2007 filed as Exhibit (q)(10)
to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(11)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, South Asia Portfolio, Special Equities Portfolio and Utilities Portfolio dated April
23, 2007 filed as Exhibit (q)(11) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(12)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Grade Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated April 23, 2007 filed as Exhibit (q)(12) to Post-Effective
Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

(13)	Power of Attorney for Special Equities Portfolio dated April 23, 2007 filed as Exhibit (q)(13)
to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-
000430) and incorporated herein by reference.

(14)	Power of Attorney for International Equity Portfolio dated April 23, 2007 filed as Exhibit
(q)(14) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) and incorporated herein by reference.

(15)	Power of Attorney for Capital Growth Portfolio, Growth Portfolio, International Equity
Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, Special Equities Portfolio and Utilities Portfolio dated April 23, 2007 filed as
Exhibit (q)(15) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) and incorporated herein by reference.

(16)	Power of Attorney for Investment Grade Income Portfolio dated April 23, 2007 filed as
Exhibit (q)(16) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) and incorporated herein by reference.

(17)	Power of Attorney for Eaton Vance Special Investment Trust dated November 12, 2007 filed filed as Exhibit (q)(17) to Post-Effective Amendment No. 86 filed December 14, 2007
(Accession No. 0000940394-07-002080) and incorporated herein by reference.

(18)	Power of Attorney for Eaton Vance Special Investment Trust dated January 1, 2008 filed as
Exhibit (q)(18) to Post-Effective Amendment No. 87 filed February 28, 2008 (Accession No.
0000940394-08-000203) and incorporated herein by reference.

(19)	Power of Attorney for Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder
Portfolio, Emerging Markets Portfolio, International Equity Portfolio, Investment Grade
Income Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, South Asia Portfolio, and Special Equities Portfolio dated January 1, 2008 filed as
Exhibit (q)(19) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.

(20)	Power of Attorney for Eaton Vance Special Investment Trust dated November 17, 2008 filed as
Exhibit (n)(20) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

                                                                                           C-8

(21)	Power of Attorney for Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder
Portfolio, Emerging Markets Portfolio, Greater India Portfolio, International Equity Portfolio,
Investment Grade Income Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio,
Small-Cap Portfolio and Special Equities Portfolio dated November 17, 2008 filed as Exhibit
(n)(21) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

Item 24.   Persons Controlled by or Under Common Control

Not applicable

Item 25.   Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26.   Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) , Boston Management & Research (File No. 43127), Lloyd George Investment Management (Bermuda) Ltd. (File No. 801-40889), Fox Asset Management, LLC (File No. 801-26379 ) and Parametric Risk Advisors LLC (File No. 801-67738) filed with the Commission, all of which are incorporated herein by reference.

Item 27.   Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Municipals Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust II	Eaton Vance Variable Trust

C-9

(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Stephen Barrett	Senior Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	President and Trustee
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None

                                                                                                   C-10

Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Morgan C. Mohrman	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Senior Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

(c) Not applicable

                                                                                            C-11

Item 28.   Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29.   Management Services

Not applicable

Item 30.   Undertakings

None

C-12

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 26, 2009.

EATON VANCE SPECIAL INVESTMENT TRUST

By: /s/THOMAS E. FAUST JR.
Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 26, 2009.

Signature	Title

/s/ Thomas E. Faust Jr.	President (Chief Executive Officer) and Trustee
Thomas E. Faust Jr.

Barbara E. Campbell*	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma, As attorney-in-fact

                                                                                              C-13

SIGNATURES

     Small-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 26, 2009.

SMALL-CAP PORTFOLIO

By: /s/ Duncan W. Richardson
Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 26, 2009.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                                       C-14

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.		Description
(i)	(2)	Consent of Internal Counsel dated February 26, 2009
(p)	(4)	Code of Ethics adopted by Parametric Risk Advisors LLC effective January 1, 2009

                                                                                       C-15